               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

       We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Tax-Free Income Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Tax-Free Income Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund as of August 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 29, 1995

--------------------------------------------------------------------------------
     For the year ended August 31, 1995, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Tax-Free Income Fund qualify as tax-exempt interest dividends to noncorporate shareholders.
--------------------------------------------------------------------------------

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1995


            PAR                                                                                                VALUE
           VALUE                                                                        RATE      MATURITY    (NOTE 1)
           -----                                                                        ----      --------    --------
                                         VARIABLE RATE DEMAND NOTES (b) (54.18%)
                      ASSOCIATION OF BAY AREA GOVT. FINANCE AUTHORITY
    $  1,300,000      Lucile Slater Packard Children's Hospital.....................   3.200%      9/7/95   $ 1,300,000
                      CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
         900,000      Sutter Health Series 1990A....................................   3.300%      9/1/95       900,000
         700,000      Sutter Health Series 1995.....................................   3.300%      9/1/95       700,000
       1,700,000      St. Francis Memorial Hospital.................................   3.350%      9/7/95     1,700,000
       3,500,000      Kaiser Permanente.............................................   3.350%      9/7/95     3,500,000
         900,000      Children's Hospital of Orange County Series 1994..............   3.400%      9/7/95       900,000
       3,600,000      Newport Beach Hoag Memorial Hospital..........................   3.450%      9/1/95     3,600,000
                      CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
         400,000      Shell Oil Series 1991A........................................   3.300%      9/1/95       400,000
       2,800,000      Southern California Edison Series A...........................   3.450%      9/1/95     2,800,000
         400,000      Southern California Edison Series D...........................   3.450%      9/1/95       400,000
                      CITY OF RIVERSIDE
       3,000,000      Multifamily Housing Revenue Series 1985G .....................   3.550%      9/7/95     3,000,000
                      CITY OF SANTA CLARA
       1,200,000      Floating Rate Demand Electric Revenue Series C................   3.400%      9/7/95     1,200,000
                      CITY OF SOUTH SAN FRANCISCO
       1,125,000      Water Control Plant Improvement Project 1991..................   3.600%      9/7/95     1,125,000
                      CONTRA COSTA TRANSPORTATION AUTHORITY
       1,600,000      Sales Tax Revenue Bonds ......................................   3.400%      9/7/95     1,600,000
                      EASTERN MUNICIPAL WATER DISTRICT
       3,000,000      Water & Sewer Revenue Cert. of Participation..................   3.350%      9/7/95     3,000,000
                      INDEPENDENT CITIES FINANCE AUTHORITY
       3,240,000      Pooled Projects...............................................   3.300%      9/7/95     3,240,000
                      INDUSTRIAL DEVELOPMENT AUTHORITY OF FULLERTON
       1,600,000      Industrial Development for PCL Industry ......................   3.400%      9/7/95     1,600,000
                      LOS ANGELES COUNTY MTA
       2,400,000      Public Improvement Project....................................   3.450%      9/7/95     2,400,000
                      REGIONAL AIRPORTS IMPROVEMENT CORPORATION
       1,100,000      Facilities Sublease Revenue Bonds Series 84A .................   3.500%      9/1/95     1,100,000
         700,000      Facilities Sublease Revenue Bonds Series 84C .................   3.500%      9/1/95       700,000
       1,900,000      Facilities Sublease Revenue Bonds Series 84D .................   3.500%      9/1/95     1,900,000
                      SAN BERNARDINO COUNTY TRANSPORTATION AUTHORITY
       3,000,000      Sales Tax Revenue Bonds.......................................   3.500%      9/7/95     3,000,000
                      SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
       3,500,000      Transmission Project Series 1991B ............................   3.600%      9/7/95     3,500,000
                                                                                                            -----------
                         Total Variable Demand Notes
                             (cost $43,565,000).....................................                         43,565,000
                                                                                                            -----------

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS--(Continued)
                                AUGUST 31, 1995


          PAR                                                                                                    VALUE
         VALUE                                                                          RATE      MATURITY      (NOTE 1)
         -----                                                                          ----      --------      --------
                                        TAX AND REVENUE ANTICIPATION NOTES (17.08%)
   $   2,000,000      California Revenue Anticipation Warrant........................  5.750%      4/25/96    $ 2,024,567
       2,000,000      Hillsborough City School District..............................  4.750%       7/5/95      2,009,687
       3,000,000      Los Angeles County Local Ed. Agencies..........................  4.750%       7/5/96      3,016,157
       1,500,000      Roseville City School District.................................  4.700%       9/5/96      1,507,170
       1,165,000      San Carlos School District.....................................  4.750%       7/5/96      1,171,570
       2,000,000      San Mateo County Schools Insurance Group ......................  5.000%     11/13/95      2,001,528
       2,000,000      Sonoma County .................................................  4.750%     10/10/95      2,001,333
                                                                                                              -----------
                         Total Tax & Revenue Anticipation Notes
                              (cost $13,732,012).....................................                          13,732,012
                                                                                                              -----------

                                                 COMMERCIAL PAPER (30.34%)
                      CALIFORNIA POLLUTION CONTROL AUTHORITY
       2,600,000      Pacific Gas & Electric 1988C...................................  4.000%     10/19/95      2,600,000
       1,700,000      Pacific Gas & Electric 1988E...................................  4.150%      9/11/95      1,700,000
                      CALIFORNIA EDUCATION FACILITIES FINANCING AUTHORITY
       1,000,000      Carnegie Institute Tax Exempt Commercial Paper.................  3.650%      12/8/95      1,000,000
                      DEL MAR RACE TRACK AUTHORITY
       3,000,000      Tax Exempt Commercial Paper....................................  3.750%      9/28/95      3,000,000
                      EAST BAY MUNICIPAL UTILITY DISTRICT
       3,000,000      Tax Exempt Commercial Paper ...................................  3.400%     10/26/95      3,000,000
                      LOS ANGELES COUNTY WASTEWATER AUTHORITY
       2,900,000      Tax Exempt Commercial Paper ...................................  3.500%     10/23/95      2,900,000
                      LOS ANGELES DEPT. OF WATER & POWER
       3,500,000      Tax Exempt Commercial Paper....................................  3.400%     10/17/95      3,500,000
                      LOS ANGELES METRO TRANSPORTATION AUTHORITY
       1,500,000      Commercial Paper...............................................  3.650%      11/8/95      1,500,000
                      METRO WATER DISTRICT OF SOUTHERN CA
       1,400,000      Tax Exempt Commercial Paper....................................  2.900%      9/11/95      1,400,000
       1,000,000      Tax Exempt Commercial Paper....................................   3.75%      9/13/95      1,000,000
                      SACRAMENTO MUNICIPAL UTILITY DISTRICT
       2,800,000      Tax Exempt Commercial Paper....................................  3.600%      9/12/95      2,800,000
                                                                                                              -----------

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                                         VALUE
                                                                                        (NOTE 1)
                                                                                        --------
             Total Commercial Paper
                (cost $24,400,000)........................................          $   24,400,000

             Total Investments (101.60%)
                (cost $81,697,012) (a)....................................              81,697,012
             Liabilities in Excess of Other Assets (1.60%)................              (1,285,435)
                                                                                    --------------
                Net Assets (100.00%)......................................          $   80,411,577
                                                                                    ==============

_____________________

(a) Aggregate cost for federal income tax purposes is $81,697,012.

(b) Variable interest rates are subject to change every 1 to 7 days.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995


            PAR                                                                                                VALUE
           VALUE                                                                        RATE      MATURITY    (NOTE 1)
           -----                                                                        ----      --------    --------
                                               LONG-TERM SECURITIES (98.60%)
                      CASTAIC LAKE WATER AGENCY
    $  2,090,000      Certificates of Participation Series 1994A...................    7.250%      8/1/09   $ 2,455,750
                      CONTRA COSTA WATER DISTRICT
       4,000,000      Water Revenue Bonds..........................................    6.250%     10/1/12     4,195,000
                      CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
       3,000,000      Tax Allocation Refunding Revenue Bonds 1993..................    5.500%     11/1/14     2,850,000
                      FONTANA CITY SCHOOL DISTRICT
       4,240,000      Fontana City School District.................................    6.250%      5/1/12     3,778,900
                      FRESNO, CITY OF
       6,000,000      California Sewer System Revenue Bonds .......................    5.250%      9/1/19     5,400,000
                      LOS ANGELES CA CONV. & EXHIB. CENTER AUTHORITY, CITY OF
       1,300,000      Certificate of Participation 1985............................    9.000%     12/1/20     1,733,875
         560,000      Certificate of Participation 1985............................    9.000%     12/1/10       746,900
       7,500,000      Lease Revenue Bonds 1993 Refunding Series H..................    6.000%     8/15/10     7,696,875
                      LOS ANGELES DEPARTMENT OF AIRPORTS
       5,000,000      Revenue Refunding Bonds......................................    6.500%     5/15/04     5,543,750
                      LOS ANGELES DEPT. OF WATER & POWER, CITY OF
       2,680,000      Electric Plant Refunding Revenue Bond 1993...................    9.000%      9/1/01     3,269,600
                      LOS ANGELES STATE BUILDING AUTHORITY
       5,250,000      Deparment of General Services 1993 Series A..................    5.625%      5/1/11     4,961,250
                      LOS ANGELES WASTEWATER SYSTEM
       2,300,000      Wastewater System Rev. Bonds Series 1994A....................    8.500%      6/1/03     2,837,625
       3,270,000      Wastewater System Rev. Bonds Series 1994A....................    8.500%      6/1/04     4,087,500
                      LOS ANGELES COUNTY TRANSPORTATION COMMISSION
       4,540,000      Sales Tax Revenue Refunding Bond.............................    6.500%      7/1/10     4,852,125
                      MSR PUBLIC POWER AGENCY
       3,500,000      San Juan Project Series D....................................    6.750%      7/1/20     3,867,500
       5,410,000      San Juan Project Series F....................................    6.125%      7/1/13     5,579,063
                      METROPOLITAN WATER DISTRICT OF SOUTHERN CA
       4,000,000      Water Revenue Bonds 1995 Series A............................    5.750%      7/1/15     3,910,000
                      NORTHERN CA POWER AGENCY
       1,425,000      Geothermal Project Series A..................................    5.850%      7/1/10     1,462,406
       1,000,000      California-Oregon Transmission Project, 1990A................    7.000%      5/1/13     1,132,500
                      REDEVELOPMENT AGENCY OF OAKLAND
       5,650,000      Senior Tax Allocation Refunding Proj. Series 1992............    5.500%      2/1/14     5,402,813
                      ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
       3,750,000      Measure M Sales Tax Revenue Bond.............................    9.500%     2/15/03     4,734,375
                      PASADENA, CITY OF
       4,000,000      Certificates of Participation................................    6.250%      1/1/18     4,115,000

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

            PAR                                                                                                 VALUE
           VALUE                                                                        RATE      MATURITY     (NOTE 1)
           -----                                                                        ----      --------     --------
                      PORT HUENEME, CITY OF
   $   2,200,000      1992 Refunding Cert. of Participation.........................   6.000%       4/1/12  $  2,249,500
                      SACRAMENTO MUD
       9,000,000      Electric Revenue Refunding Bonds 1992 Series A................   6.250%      8/15/10     9,596,250
                      SAN BERNARDINO COUNTY
       5,500,000      Certificate of Participation Series B.........................   6.875%       8/1/24     6,187,500
                      SAN FRANCISCO BART
       2,950,000      Sales Tax Revenue Refunding Bonds 1990........................   6.750%       7/1/11     3,289,250
                      SAN JOSE, REDEVELOPMENT AGENCY OF
       5,500,000      Merced Area Redevelopment Project 1993........................   6.000%       8/1/10     5,754,375
                      SAN MATEO TRANSPORTATION DISTRICT
      10,000,000      Limited Tax Bonds 1993 Series A...............................   5.250%       6/1/19     9,012,500
                      SANTA CLARA, REDEVELOPMENT AGENCY OF
       6,000,000      Bayshore North Project 1992...................................   7.000%       7/1/10     6,840,000
                      SOUTH COAST AIR QUAL. MGMT. DISTRICT
       2,400,000      Installment Sales Revenue Bonds...............................   6.000%       8/1/11     2,502,000
                      SOUTHERN CA PUBLIC POWER AUTHORITY
       1,195,000      Multiple Project Revenue Bonds................................   6.750%       7/1/11     1,271,181
       2,000,000      Multiple Project Revenue Bonds................................   6.750%       7/1/12     2,122,500
       6,800,000      Multiple Project Revenue Bonds................................   6.750%       7/1/13     7,191,000
                      CALIFORNIA DEPARTMENT OF WATER RESOURCES
       2,320,000      Central Valley Project Series J1..............................   7.000%      12/1/11     2,633,200
       2,585,000      Central Valley Project Series J3..............................   7.000%      12/1/11     2,933,975
                      CALIFORNIA, STATE OF
       9,000,000      General Obligation Bonds......................................   6.250%       9/1/12     9,427,500
                      CALIFORNIA STATE PUBLIC WORKS BOARD
       8,000,000      Dept. of Corrections, 1991 Series A...........................   6.500%       9/1/17     8,300,000
       1,000,000      Hightech Facilities, San Jose 1986 Series A...................   7.750%       8/1/06     1,156,250
       5,000,000      Lease Revenue Bonds Regents of Univ. of CA ...................   5.500%       6/1/14     4,575,000
       3,630,000      California Community Colleges 1994 Series A ..................   9.000%      10/1/03     4,492,125
                      CALIFORNIA STATEWIDE COMMUNITIES DEV. AUTHORITY
       6,000,000      Certificate of Part. Cedar Sinai..............................   6.500%       8/1/12     6,277,500
       3,615,000      Children's Hospital of Los Angeles, Series 1993...............   6.000%       6/1/09     3,737,006
                      REGENTS OF THE UNIVERSITY OF CALIFORNIA
       3,000,000      UCLA Central Chiller/Cogeneration Facility....................  10.000%      11/1/03     3,930,000
       4,000,000      Multi Purpose Projects 1989 Series C..........................  10.000%       9/1/02     5,210,000
                                                                                                            ------------
                         Total Long-Term Securities (98.60%)
                             (cost $187,160,861)....................................                         193,301,419
                                                                                                            ------------

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995


            PAR                                                                                                 VALUE
           VALUE                                                                        RATE      MATURITY     (NOTE 1)
           -----                                                                        ----      --------     --------
                                          VARIABLE RATE DEMAND NOTES (b) (2.10%)
                      CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
     $   700,000      Southern California Edison....................................  3.450%       9/1/95   $    700,000
         400,000      Southern California Edison....................................  3.450%       9/1/95        400,000
                      REGIONAL AIRPORTS IMPROVEMENT CORPORATION
         200,000      Facilities Sublease Revenue Bonds Series......................  3.500%       9/1/95        200,000
       2,300,000      Facilities Sublease Revenue Bonds Series......................  3.500%       9/1/95      2,300,000
                      CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
         500,000      Newport Beach Hoag Memorial Hospital..........................  3.450%       9/1/95        500,000
                                                                                                            ------------
                         Total Variable Rate Demand Notes (2.10%)
                             (cost $4,100,000)......................................                           4,100,000
                                                                                                            ------------
                           Total Investments (100.70%)
                                (cost $191,260,861).................................                         197,401,419
                           Liabilities In Excess of Other Assets (0.70%)............                          (1,355,850)
                                                                                                            ------------
                                Net Assets (100.0%).................................                        $196,045,569
                                                                                                            ============
_____________________

(a) Aggregate cost for federal income tax purposes is $191,260,861.  At
    August 31, 1995, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                           Unrealized appreciation..................................                        $  7,910,794
                           Unrealized depreciation..................................                          (1,770,236)
                                                                                                            ------------
                                Net unrealized appreciation.........................                        $  6,140,558
                                                                                                            ============

(b) Variable interest rates are subject to change every 1 to 7 days.


                 See accompanying notes to financial statements

                    CALIFORNIA INSURED TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995


            PAR                                                                                                VALUE
           VALUE                                                                        RATE      MATURITY    (NOTE 1)
           -----                                                                        ----      --------    --------
                                        LONG-TERM SECURITIES (96.65%)

                      ALAMEDA COUNTY TRANSPORTATION AUTHORITY
   $     200,000      Sales Tax Revenue Bonds ......................................   5.400%     11/01/00  $   208,000
                      BREA DEVELOPMENT AGENCY
         500,000      1993 Tax Allocation Refunding Bonds...........................   5.000%      8/01/02      507,500
                      CONTRA COSTA WATER DISTRICT
         750,000      Water Revenue Bonds...........................................   5.800%      10/1/02      798,750
                      CONTRA COSTA TRANSPORTATION AUTHORITY
         800,000      Sales Tax Revenue Bonds 1995 Series A.........................   6.000%       3/1/03      860,000
                      DELTA DIABLO SANITATION DISTRICT
         400,000      1991 Subordinated Certificates of Participation ..............   6.250%     12/01/04      433,500
                      ELSINOR VALLEY MUNICIPAL WATER DISTRICT
       1,000,000      Refunding Certificates of Participation ......................   5.900%       7/1/05    1,065,000
                      LOS ANGELES, CITY OF
         965,000      General Obligation Bonds Series A ............................   5.600%       9/1/05    1,006,013
                      LOS ANGELES DEPARTMENT OF AIRPORTS
         700,000      Revenue Refunding Bonds.......................................   6.500%      5/15/03      773,500
                      LOS ANGELES, CITY OF
         300,000      Wastewater System Revenue Bonds...............................   9.000%       6/1/02      372,750
         710,000      Wastewater System Revenue Bonds...............................   8.500%       6/1/03      875,963
                      LOS ANGELES COUNTY TRANSPORTATION COMMISSION
         900,000      Sales Tax Revenue Refunding Bonds Series 1991B ...............   6.000%       7/1/04      970,875
                      MODESTO HIGH SCHOOL DISTRICT
         200,000      1993 General Obligation Refunding Bonds ......................   5.200%      8/01/03      204,500
                      ONTARIO REDEVELOPMENT FINANCING AUTHORITY
         700,000      Local Agency Revenue Bonds....................................   5.500%       9/2/02      728,875
                      ORANGE COUNTY TRANSPORTATION AUTHORITY
         800,000      Measure M Sales Tax Revenue Bonds  ...........................   9.500%      2/15/03    1,010,000
                      RANCHO CA WATER DISTRICT
         395,000      Refunding Revenue Bonds, Series 1995 .........................   6.500%      11/1/02      436,475
                      REDEVELOPMENT AGENCY, CITY OF RIVERSIDE
         320,000      Tax Allocation Refunding Bonds................................   5.000%       8/1/04      321,200
                      RIVERSIDE COUNTY TRANSPORTATION COMMISSION
         260,000      Sales Tax Revenue Bonds.......................................   5.500%       6/1/04      271,050
                      SACRAMENTO MUD
         900,000      Electric Revenue Refunding Bonds..............................   5.100%     11/15/03      914,625
                      SACRAMENTO, COUNTY OF
         400,000      Refunding Certificates of Participation.......................   5.300%       6/1/04      410,000

                     CALIFORNIA INSURED TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995


          PAR                                                                                                VALUE
         VALUE                                                                        RATE     MATURITY     (NOTE 1)
         -----                                                                        ----     --------     --------
                      SAN DIEGO REGIONAL TRANSPORTATION COMMISSION
     $   800,000      Second Senior Sales Tax Revenue Bonds.....................     5.000%     4/1/03     $  808,000
                      SAN FRANCISCO INTERNATIONAL AIRPORT COMMISSION
         455,000      Second Series Revenue Bonds...............................     5.150%     5/1/03        463,531
                      SAN FRANCISCO, CITY & COUNTY OF
         500,000      Sewer Revenue Refunding Bonds Series 1992.................     5.500%    10/1/02        522,500
                      SAN FRANCISCO BAY AREA RAPID TRANSIT
         530,000      Sales Tax Revenue Bonds Series 1991.......................     6.200%     7/1/01        571,075
                      SAN MATEO JOINT POWERS FIN. AUTHORITY, CITY OF
         400,000      Refunding Revenue Bonds...................................     5.100%     8/1/03        406,000
                      SANTA ROSA, CITY OF
         400,000      Wastewater Revenue Refunding Bonds........................     5.125%     9/1/05        402,000
                      SIGNAL HILL REDEVELOPMENT AGENCY
         745,000      1993 Tax Allocation Bonds, Series B.......................     5.200%    10/1/03        762,694
                      SOUTH ORANGE COUNTY PUBLIC FINANCE AUTHORITY
         690,000      Special Tax Revenue Bonds, 1994 Series C..................     9.500%    8/15/04        903,037
                      SOUTHERN CA RAPID TRANSIT DISTRICT
         900,000      Special Benefit Assessment District A1....................     5.400%     9/1/02        934,875
                      STATE OF CALIFORNIA
         300,000      General Obligation Bonds..................................     5.750%    10/1/05        316,500
                      STATE PUBLIC WORKS BOARD OF CALIFORNIA
         600,000      Energy Efficiency Revenue Bonds Series 1995A..............     5.250%    10/1/03        615,750
                      TRANSMISSION AGENCY OF NORTHERN CALIFORNIA
         700,000      California-Oregon Transmission Project Rev. Bonds.........     6.100%     5/1/03        755,125
                      SUISUN CITY, REDEVELOPMENT AGENCY OF
         500,000      1993 Tax Allocation Refunding Bonds.......................     5.000%    10/1/02        507,500
                      UNIVERSITY OF CALIFORNIA, REGENTS OF THE
         900,000      Housing System Revenue Bonds..............................     5.000%    11/1/02        913,500
         700,000      Refunding Rev. Bonds 1989 Multipurpose Projects...........    10.000%     9/1/02        911,750
                      WEST SACRAMENTO, REDEVELOPMENT AGENCY OF
         715,000      Tax Allocation Bonds, Series 1991.........................     6.150%     9/1/00        766,837
                                                                                                           ----------
                          Total Long-Term Securities (96.65%)
                               (cost  $22,153,535)..............................                           22,729,250
                                                                                                           ==========

                    CALIFORNIA INSURED TAX-FREE INCOME FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


          PAR                                                                                                          VALUE
         VALUE                                                                          RATE       MATURITY          (NOTE 1)
         -----                                                                          ----       --------          --------
                                VARIABLE RATE DEMAND NOTES (b) (1.28%)
                      CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
      $  100,000      St. Francis Memorial Hospital.................................   3.350%       9/1/95         $   100,000
                      REGIONAL AIRPORTS IMPROVEMENT CORPORATION
         200,000      Facilities Sublease Revenue Bonds ............................   3.500%       9/1/95             200,000
                                                                                                                  ------------
                         Total Variable Rate Demand Notes (1.28%)
                               (cost $300,000)......................................                                   300,000
                                                                                                                  ------------
                         Total Investments(97.93%)
                               (cost $22,453,535)...................................                                23,029,250
                          Other Assets Less Liabilities (2.07%).....................                                   486,169
                                                                                                                   -----------
                               Net Assets (100.0%)..................................                               $23,515,419
                                                                                                                   ===========

__________________
(a) Aggregate cost for federal income tax purposes is $22,453,535.  At August
    31, 1995, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                      Unrealized appreciation ............................................................         $   622,282
                      Unrealized depreciation ............................................................             (46,567)
                                                                                                                   -----------
                              Net unrealized appreciation ................................................         $   575,715
                                                                                                                   ===========

(b) Variable rate interest rates are subject to change every 1 to 7 days.


                 See accompanying notes to financial statements

                        U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

     PAR                                                                                   VALUE
    VALUE                     RATE                                   MATURITY             (NOTE 1)
    -----                     ----                                   --------             --------
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (20.65%)
$   45,609                   11.000%                                  3/15/10           $    50,256
    48,217                   10.000%                                 10/15/10                52,195
    21,625                   11.250%                                  7/15/13                24,007
    10,804                   10.000%                                  7/15/13                11,695
    56,581                   10.000%                                  9/15/18                61,602
   485,206                    9.000%                                 10/15/18               509,467
 1,336,659                    8.000%                                  9/15/21             1,370,911
   962,485                    8.500%                                  6/15/24             1,000,705
 3,011,136                    8.000%                                  7/15/24             3,089,214
                                                                                        -----------

  Total Government National Mortgage Association (cost $5,958,846)  .........             6,170,052
                                                                                        -----------

                     UNITED STATES TREASURY BONDS (56.67 %)
   800,000                   11.125%                                  8/15/03             1,038,250
 1,700,000                   10.750%                                  8/15/05             2,235,500
 1,025,000                    9.875%                                 11/15/15             1,375,422
 1,800,000                    9.125%                                  5/15/18             2,283,186
 1,600,000                    9.000%                                 11/15/18             2,010,499
 1,500,000                    8.875%                                  2/15/19             1,862,813
 2,000,000                    8.500%                                  2/15/20             2,403,124
 1,800,000                    8.750%                                  5/15/20             2,215,125
 1,300,000                    8.125%                                  8/15/21             1,510,843
                                                                                        -----------

   Total United States Treasury Bonds (cost $16,314,577) ....................            16,934,762
                                                                                        -----------

                                    UNITED STATES TREASURY STRIPS (5.16%)
 4,000,000                    0.000%                                 11/15/18               805,000
 4,000,000                    0.000%                                  2/15/20               736,631
                                                                                        -----------

   Total United States Treasury Strips (cost $1,432,560) ....................             1,541,631
                                                                                        -----------

                        U.S. GOVERNMENT SECURITIES FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995


            PAR                                                                                 VALUE
           VALUE                      RATE                                MATURITY             (NOTE 1)
           -----                      ----                                --------             --------
                             UNITED STATES TREASURY NOTES (15.22%)
     $1,250,000                    7.750%                                  1/31/00          $  1,330,077
      1,500,000                    7.750%                                  2/15/01             1,612,500
      1,500,000                    7.500%                                  5/15/02             1,608,280
                                                                                            ------------

    Total United States Treasury Notes (cost $4,414,939) .............                         4,550,857
                                                                                            ------------

                             UNITED STATES TREASURY BILLS (1.33%)
        400,000                    5.380%                                 10/26/95               396,682
                                                                                            ------------

    Total United States Treasury Bills (cost $396,682) ...............                           396,682
                                                                                            ------------

    Total Investments (cost $28,517,604) (a) ( 99.03%) ...............                        29,593,984

    Other Assets Less Liabilities (0.97%) ............................                           289,915
                                                                                            ------------

           Net Assets (100.0%) .......................................                      $ 29,883,899
                                                                                            ============

-------------------
(a) Aggregate cost for federal income tax purposes is $28,517,604.  At August
    31, 1995, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                       Unrealized appreciation ...................................          $  1,130,358
                       Unrealized depreciation ...................................               (53,978)
                                                                                            ------------
                             Net unrealized appreciation .........................          $  1,076,380
                                                                                            ============


                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST

                            PORTFOLIO OF INVESTMENTS

                                AUGUST 31, 1995


          PAR                                                                                       VALUE
         VALUE                            RATE (b)                          MATURITY              (NOTE 1)
         -----                            -------                           --------              --------
                                          UNITED STATES TREASURY BILLS (100.97%)
    $   2,900,000                    5.430% - 5.480%                         9/14/95            $ 2,894,312
        2,800,000                    5.310%                                  10/5/95              2,785,958
        3,100,000                    5.480% - 5.650%                        10/12/95              3,080,265
        2,700,000                    5.370% - 5.440%                        10/19/95              2,680,472
        2,900,000                    5.370% - 5.530%                        10/26/95              2,876,208
        2,000,000                    5.280% - 5.375%                        11/02/95              1,981,641
        1,000,000                    5.310%                                  11/9/95                989,823
        2,000,000                    5.740%                                 11/16/95              1,975,743
        2,400,000                    5.350% - 5.380%                        11/24/95              2,370,026
        3,400,000                    5.425%                                 12/14/95              3,346,714
        2,600,000                    5.400%                                 12/21/95              2,556,710
        2,600,000                    5.340%                                  1/11/96              2,549,092
                                                                                                -----------

        Total Investments (cost $30,086,964) (a) (100.97%)..........................             30,086,964
        Liabilities in Excess of Other Assets (0.97%)...............................               (289,858)
                                                                                                -----------
            Net Assets (100%) ......................................................            $29,797,106
                                                                                                ===========

-------------

(a) Cost for federal income tax purposes is $30,086,964.

(b) Represents yield to maturity at purchase date.


                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND

                            PORTFOLIO OF INVESTMENTS

                                AUGUST 31, 1995


                                                                               VALUE
  SHARES                                                                     (NOTE 1)
  ------                                                                     --------
            COMMON STOCKS (84.97%)
            CAPITAL GOOD (4.72%)
            PRODUCTION (1.19%)
     800    Caterpillar Inc.  ...................................          $   53,700
     100    Cincinnati Milacron .................................               3,313
     500    Cooper Ind...........................................              19,000
     300    Deere & Co...........................................              25,650
     200    Dover Co.............................................              15,950
     100    FMC Corp. *..........................................               7,700
     100    Foster Wheeler Corp. ................................               3,688
     600    Illinois Tool Works .................................              36,750
     500    Ingersoll Rand Co. ..................................              18,938
     300    Pall Corp............................................               6,563
     350    Parker Hannifin  ....................................              13,869
     100    Raychem  ............................................               4,388
     100    Timken Co............................................               4,513
     400    Tyco International LTD  .............................              23,650
   1,600    Westinghouse Electric  ..............................              21,800
                                                                           ----------
                                                                              259,472
                                                                           ----------
            MACHINERY -- AGRICULTURE & CONSTRUCTION  (0.02%)
     100    Varity Corp. New *...................................               4,550
                                                                           ----------

            MACHINERY -- INDUSTRIAL (0.02%)
     100    Giddings & Lewis Inc.................................               1,638
     100    Harnischfeger .......................................               3,675
                                                                           ----------
                                                                                5,313
                                                                           ----------
            POLLUTION CONTROL (0.30%)
   2,200    WMX Technologies Inc. ...............................              64,625
                                                                           ----------

            ENGINEERING & CONSTRUCTION (0.0%)
     100    Morris Knudson ......................................                 775
                                                                           ----------

                               S&P 500 INDEX FUND

                                AUGUST 31, 1995


                                                                              VALUE
  SHARES                                                                     (NOTE 1)
  ------                                                                     --------
           ELECTRICAL EQUIPMENT (2.68%)
  1,028    AMP Inc. ..................................................     $   41,763
  1,100    Emerson Electric Co. ......................................         78,513
  7,600    General Electric ..........................................        447,450
    200    Grainger EWW Inc. .........................................         11,900
    200    Scientific-Atlanta Inc. ...................................          4,000
                                                                           ----------
                                                                              583,626
                                                                           ----------
           TRANSPORTATION EQUIPMENT (0.04%)
    200    Cummins Engine ............................................          7,850
                                                                           ----------

           CONGLOMERATES (0.47%)
    500    ITT Corp.  ................................................         59,813
    900    Tenneco Inc. ..............................................         43,650
                                                                           ----------
                                                                              103,463
                                                                           ----------
           Total Capital Good.........................................      1,029,674
                                                                           ----------


           CONSUMER CYCLICAL (7.02%)
           Housing (0.01%)
    100    Kaufman & Broad Home Corp. ................................          1,338
                                                                           ----------

           BUILDING MATERIALS (0.42%)
  2,133    Home Depot  ...............................................         85,053
    100    Johnson Controls ..........................................          6,088
                                                                           ----------
                                                                               91,141
                                                                           ----------
           AUTO & TRUCK (2.32%)
  2,100    Chrysler ..................................................        113,138
    500    Dana.......................................................         14,938
    400    Eaton Corp.................................................         21,650
    200    Echlin Corp. ..............................................          6,900
  4,600    Ford Motor Co. ............................................        140,875
  3,400    General Motors Corp. ......................................        159,800
    400    Genuine Parts Co. .........................................         15,750
    115    Paccar ....................................................          5,693
    100    Trinova Corp...............................................          3,675
    300    TRW Inc. ..................................................         23,363
                                                                           ----------
                                                                              505,782
                                                                           ----------

                               S&P 500 INDEX FUND

                                AUGUST 31, 1995


                                                                         VALUE
  SHARES                                                               (NOTE 1)
  ------                                                               --------
           TIRE AND RUBBER (0.18%)
    200    Cooper Tire & Rubber Co............................        $   5,200
    100    Goodrich, BF Co....................................            5,950
    700    Goodyear Tire & Rubber.............................           28,000
                                                                      ---------
                                                                         39,150
                                                                      ---------
           APPLIANCES (0.20%)
    100    Armstrong World Ind................................            5,738
    200    Black & Decker.....................................            6,475
    300    Maytag Corp........................................            4,650
    100    Snap On Inc........................................            4,100
    400    Whirlpool Corp.....................................           21,800
    100    Zenith Electronics *...............................              850
                                                                      ---------
                                                                         43,613
                                                                      ---------
           TEXTILE & APPAREL (0.41%)
    100    Brown Group........................................            1,825
    200    Liz Claiborne Inc..................................            4,550
    500    Melville Corp......................................           16,688
    400    Nike Class B.......................................           37,050
    300    Reebok International...............................           10,650
    100    Russell Co.........................................            2,750
    100    Spring Industries..................................            4,313
    200    VF Corp............................................           10,950
                                                                      ---------
                                                                         88,776
                                                                      ---------
           RETAIL--GENERAL (3.48%)
    200    American Greetings.................................            6,150
    700    American Stores Comp...............................           20,563
    300    Charming Shoppes Inc...............................            1,575
    300    Circuit City Stores Inc............................           10,350
    400    Dayton Hudson Corp.................................           29,250
    600    Dillard Department Stores Class A..................           18,525
    700    Gap Inc............................................           22,488
    200    Giant Foods........................................            6,225
    100    Great Atlantic & Pacific...........................            2,838
    100    Jostens............................................            2,400
    300    Kroger *...........................................            9,788

                               S&P 500 INDEX FUND

                                AUGUST 31, 1995


                                                            VALUE
  SHARES                                                  (NOTE 1)
  ------                                                  --------
            RETAIL-GENERAL (CONTINUED)
     800    Lowes Companies............................  $   26,600
   1,200    May Department Stores......................      50,850
     100    Mercantile Stores..........................       4,588
     400    Nordstrom Inc..............................      16,500
   1,100    Penney JC Co...............................      49,775
     200    Pep Boys-Manny, Mo, Jack...................       5,500
     300    Rite Aid Corp..............................       8,400
   1,800    Sears Roebuck & Co.........................      58,275
     200    Supervalu Inc..............................       5,925
     400    Tandy Corp.................................      24,850
   1,600    The Limited LTD............................      29,600
     200    TJX Cos Inc................................       2,500
   1,300    Toys "R" Us Inc. *.........................      33,800
  10,300    Wal-Mart Stores Inc........................     253,638
   1,200    Walgreen Co................................      29,400
     400    Winn-Dixie Stores Inc......................      23,800
     400    Woolworth Corp.............................       5,350
                                                         ----------
                                                            759,503
                                                         ----------
            Total Consumer Cyclical....................   1,529,303
                                                         ----------

            CONSUMER NON-DURABLE (22.76%)
            Health Care (0.35%)
     200    Bausch & Lomb Inc..........................       7,950
     200    Beverly Enterprises *......................       2,650
     300    Biomet Inc. *..............................       4,838
     200    Manor Care.................................       6,475
     600    Warner-Lambert Co..........................      54,225
                                                         ----------
                                                             76,138
                                                         ----------
            CONSUMER PRODUCTS (0.09%)
     800    Newell Co..................................      20,000
                                                         ----------

            FOOD, BEVERAGES & TOBACCO (6.61%)
     900    American Brands............................      37,800
   2,471    Archer-Daniels-Midland Companies...........      41,075
   1,200    Campbell Soup..............................      54,900

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                              VALUE
 SHARES                                                      (NOTE 1)
 ------                                                      --------
           FOOD, BEVERAGES & TOBACCO (CONTINUED)
  5,700    Coca-Cola Co.................................    $  366,225
  1,100    ConAgra Inc..................................        41,663
    600    CPC International Inc........................        37,725
    500    Darden Restaurants * ........................         5,125
    100    Fleming Companies Inc........................         2,913
    800    General Mills................................        41,300
  1,100    H J Heinz Co.................................        46,613
    300    Hershey Foods................................        17,963
  1,000    Kellogg Co...................................        67,500
    300    Loews Corporation............................        39,413
  3,500    Pepsico Inc..................................       158,375
  3,800    Philip Morris Co. Inc........................       283,575
    300    Pioneer Hi-Bred International................        12,900
    600    Quaker Oats..................................        20,850
    500    Ralston-Ralston Purina Group.................        26,000
  2,200    Sara-Lee Corp................................        61,050
    900    Sysco Corp...................................        25,875
    900    UST Inc......................................        24,525
    600    Wrigley, Wm. Jr. Co..........................        27,075
                                                            ----------
                                                             1,440,440
                                                            ----------
           RETAIL - FOOD & DRUGS (0.32%)
  1,200    Albertson's Inc..............................        38,250
      6    Bruno's Inc. New * ..........................            59
  2,100    K Mart.......................................        28,613
    100    Longs Drug Stores............................         3,700
                                                            ----------
                                                                70,622
                                                            ----------
           COMMUNICATIONS & MEDIA (1.73%)
    200    Andrew Corp. * ..............................        11,650
    700    Capital Cities/ABC...........................        80,500
    300    CBS Inc......................................        23,925
    700    Comcast Corp. Cl A Special...................        14,963
    400    Comcast Corp. Cl A...........................         8,500
    300    Dow Jones & Co...............................        10,988
    700    Gannett Co. Inc..............................        37,450
    200    Harcourt General Inc.........................         8,325

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995


                                                                                                              VALUE
         SHARES                                                                                              (NOTE 1)
         ------                                                                                              --------
                  COMMUNICATIONS & MEDIA (CONTINUED)
           200    Interpublic Group Companies..............................................................  $  7,775
           200    Knight Ridder Inc........................................................................    11,250
           400    New York Times Class A * ................................................................     9,950
         2,900    Tele Communications Inc. Ser A *.........................................................    53,650
         1,700    Time Warner Inc..........................................................................    71,613
           400    Times Mirror Co. Class A-New.............................................................    12,250
           200    Tribune Co...............................................................................    13,400
                                                                                                             --------
                                                                                                              376,189
                                                                                                             --------
                  ENTERTAINMENT & LEISURE (1.32%)
           100    Bally Entertainment Corp. * .............................................................     1,213
           300    Brunswick Corp...........................................................................     6,038
           100    Handleman Company........................................................................       950
           300    Hasbro Inc...............................................................................     9,713
           100    King World Productions Corp. * ..........................................................     3,800
           968    Mattel CS................................................................................    28,072
         3,100    McDonald's Corp..........................................................................   113,150
           200    Premark International....................................................................    10,475
           613    Price/Costco Inc.  *.....................................................................    10,344
           500    Service Corp. International..............................................................    17,500
           100    Shoney's Inc. *..........................................................................     1,163
            64    Viacom Inc. Class A *....................................................................     3,112
         1,584    Viacom Inc. Class B *....................................................................    77,022
           300    Wendy's International....................................................................     5,888*
                                                                                                             --------
                                                                                                              288,440
                                                                                                             --------
                  APPAREL (0.07%)
           250    Fruit of the Loom Inc....................................................................     5,875
           900    Laidlaw Inc. Class B.....................................................................     8,100
           200    Stride Rite Corp.........................................................................     2,250
                                                                                                             --------
                                                                                                               16,225
                                                                                                             --------
                  DRUGS (6.39%)
         3,600    Abbott Labs..............................................................................   139,500
           200    Allergan.................................................................................     6,075
           200    Alza Corp. Class A *.....................................................................     4,750

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995

                                                                                                               VALUE
         SHARES                                                                                               (NOTE 1)
         ------                                                                                               --------
                  DRUGS (CONTINUED)
         1,400    American Home Products Corp.............................................................  $  107,800
           200    Bard C.R. Inc...........................................................................       6,200
         1,300    Baxter International Inc................................................................      50,700
           200    Becton Dickinson Co.....................................................................      11,275
         2,300    Bristol-Meyer/Squibb....................................................................     157,838
           100    Community Psychiatric...................................................................       1,175
         2,900    Johnson & Johnson Co....................................................................     200,100
         1,300    Lilly Eli & Co...........................................................................    106,438
           600    Medtronic Inc...........................................................................      56,625
         5,500    Merck & Co..............................................................................     274,313
         2,900    Pfizer Inc..............................................................................     143,188
         1,700    Schering Plough Corp....................................................................      79,263
           100    St. Jude Medical *......................................................................       5,963
           500    Tenet Healthcare Corp.  *...............................................................       7,938
           800    Upjohn Co...............................................................................      33,900
                                                                                                            ----------
                                                                                                             1,393,041
                                                                                                            ----------
                  HOSPITAL SUPPLY & SERVICES (0.15%)
           687    Boston Scientific Corp. *...............................................................      27,308
           200    US Surgical Corp. ......................................................................       5,075
                                                                                                            ----------
                                                                                                                32,383
                                                                                                            ----------
                  COSMETIC & SOAP (1.90%)
           100    Alberto-Culver Co. Class B..............................................................       2,850
           400    Avon Products...........................................................................      28,250
           200    Clorox..................................................................................      13,525
           700    Colgate Palmolive Co....................................................................      47,600
         2,000    Gillette Co.............................................................................      83,500
           500    Int'l Flavors & Fragrance...............................................................      23,938
         3,100    Proctor & Gamble........................................................................     215,063
                                                                                                            ----------
                                                                                                               414,726
                                                                                                            ----------
                  LIQUOR (0.66%)
         1,200    Anheuser-Busch Companies Inc............................................................      68,550
           300    Brown Foremann Class B..................................................................      11,100
           100    Coors (Adolph)..........................................................................       1,700
         1,700    Seagrams LTD............................................................................      62,900
                                                                                                            ----------
                                                                                                               144,250
                                                                                                            ----------

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995




                                                                                                                 VALUE
        SHARES                                                                                                  (NOTE 1)
        ------                                                                                                  --------
                  TRAVEL & RECREATION (0.92%)
           600    CUC International Inc. *................................................................    $   20,475
           100    Fleetwood Enterprises...................................................................         1,963
           300    Harrah's Entertainment Inc. *...........................................................         9,563
           200    Hilton Hotels Corp......................................................................        13,300
           600    Marriott International..................................................................        21,300
         2,400    Walt Disney Co..........................................................................       134,700
                                                                                                              ----------
                                                                                                                 201,301
                                                                                                              ----------
                  PRINTING AND PUBLISHING (0.19%)
           700    Donnelley RR & Sons.....................................................................        26,600
           200    McGraw Hill Cos. Inc....................................................................        15,750
                                                                                                              ----------
                                                                                                                  42,350
                                                                                                              ----------
                  RESTAURANTS (0.02%)
           100    Luby's Cafeterias Inc...................................................................         1,988
           200    Ryan's Family Steak House *.............................................................         1,500
                                                                                                              ----------
                                                                                                                   3,488
                                                                                                              ----------
                  BUSINESS SERVICES (1.43%)
           200    Autodesk Inc............................................................................         9,225
           600    Automatic Data Processing Inc...........................................................        39,000
         1,000    Browning Ferris.........................................................................        33,625
         1,200    Cisco Systems Inc. *....................................................................        78,750
           800    Computer Associates.....................................................................        55,600
           200    Computer Sciences *.....................................................................        12,050
           200    Deluxe Corporation......................................................................         6,250
           200    Dial Corporation........................................................................         4,800
           700    Dun & Bradstreet .......................................................................        40,513
           500    H&R Block...............................................................................        19,500
           100    Harland John & Co.......................................................................         2,213
           300    Moore Corporation.......................................................................         6,263
           100    National Service Industries.............................................................         2,900
                                                                                                              ----------
                                                                                                                 310,689
                                                                                                              ----------
                  HEALTH CARE SERVICES (0.61%)
         1,987    Columbia/HCA Healthcare Corporation.....................................................        93,389
           200    Ecolab Inc..............................................................................         5,475
           800    United Healthcare Corporation...........................................................        33,800
                                                                                                              ----------
                                                                                                                 132,664
                                                                                                              ----------
                  Total Consumer Non-Durable                                                                   4,962,946
                                                                                                              ----------

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                                                         VALUE
        SHARES                                                                                         (NOTE 1)
        ------                                                                                         ---------
                  BANKING AND FINANCIAL SERVICES (10.87%)
                  BANK AND BANK HOLDING COMPANIES (5.11%)
        1,800     Banc One Corp. ..................................................................   $   60,525
          500     Bank of Boston ..................................................................       22,000
          900     Bank of New York ................................................................       39,150
        1,700     BankAmerica Corp. ...............................................................       96,050
          300     Bankers Trust New York ..........................................................       20,663
          500     Barnett Bank Inc. ...............................................................       28,563
          600     Boatmens Bancshares .............................................................       22,200
          800     Chase Manhattan Corp. ...........................................................       46,000
        1,100     Chemical Bank ...................................................................       64,075
        1,800     Citicorp ........................................................................      119,475
          700     Corestates Financial ............................................................       25,900
          300     First Chicago ...................................................................       19,013
          400     First Fidelity ..................................................................       26,150
          300     First Interstate Bancorp ........................................................       28,650
          800     First Union Corp. ...............................................................       40,100
          700     Fleet Financial Group Inc. ......................................................       25,900
          750     Mellon Bank .....................................................................       35,531
          900     Morgan (J.P.) & Co., Inc. .......................................................       65,588
        1,300     Nations Bank Corporation ........................................................       79,788
          800     NBD Bancorp Inc. ................................................................       28,600
        1,500     Norwest Corp. ...................................................................       45,188
        1,100     PNC Financial Corp. .............................................................       28,875
          200     Republic New York Corp. .........................................................       11,250
          600     Shawmut National ................................................................       19,425
          600     Suntrust Banks Inc. .............................................................       36,825
          300     U.S. Bancorp ....................................................................        8,588
          800     Wachovia Corp. ..................................................................       31,800
          200     Wells Fargo & Co. ...............................................................       37,275
                                                                                                      ----------
                                                                                                       1,113,147
                                                                                                      ----------
                  SAVINGS & LOAN (0.31%)
          900     Fed Home Loan Mtg Corp. .........................................................       57,825
          200     Golden West Financial ...........................................................        9,550
                                                                                                      ----------
                                                                                                          67,375
                                                                                                      ----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995


                                                                                                               VALUE
         SHARES                                                                                               (NOTE 1)
         ------                                                                                               --------
                  FINANCE COMPANIES (1.37%)
           300    Ahmanson H.F. & Co. .....................................................................   $  7,125
         2,300    American Express Company ................................................................     92,863
           200    Beneficial Corp. ........................................................................      9,825
           400    Great Western Financial .................................................................      9,350
           500    Household International .................................................................     28,063
           800    Merrill Lynch ...........................................................................     46,100
           500    National City Corporation ...............................................................     14,875
           500    Salomon Inc. ............................................................................     19,188
         1,487    Travelers Group .........................................................................     71,376
                                                                                                              --------
                                                                                                               298,765
                  INVESTMENT COMPANY (0.18%)                                                                  --------
           790    Dean Witter Discover & Company ..........................................................     40,290
                                                                                                              --------

                  INSURANCE (3.21%)
           600    Aetna Life & Casualty Co. ...............................................................     40,950
           100    Alexander & Alexander Svcs. Inc. ........................................................      2,313
         2,027    Allstate Corp. ..........................................................................     68,665
         1,000    American General Corp. ..................................................................     35,250
         2,175    American International Group ............................................................    175,359
           400    Chubb Group .............................................................................     36,500
           400    Cigna Corp. CI ..........................................................................     38,700
           400    General RE Corp. ........................................................................     59,450
           300    Jefferson Pilot .........................................................................     18,863
         1,143    Keycorp New .............................................................................     35,433
           500    Lincoln National Corp. ..................................................................     21,500
           400    Marsh & McLennan Co. ....................................................................     32,950
           300    Providian Corporation ...................................................................     11,513
           200    Safeco Corp. ............................................................................     12,925
           400    St. Paul Companies ......................................................................     21,700
           200    Torchmark Corp. .........................................................................      8,000
           400    TransAmerica Corporation ................................................................     27,200
           300    Unum Corporation ........................................................................     14,400
           800    US Healthcare Inc. ......................................................................     25,600
           500    USF&G ...................................................................................      9,063
           100    USLife Corporation ......................................................................      4,313
                                                                                                              --------
                                                                                                               700,647
                                                                                                              --------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995

                                                                                                            VALUE
       SHARES                                                                                              (NOTE 1)
       ------                                                                                              --------
                  FINANCIAL SERVICES (0.69%)
        1,300     Federal National Mortgage ............................................................     123,988
          750     MBNA Corporation .....................................................................      26,625
                                                                                                          ----------
                                                                                                             150,613
                                                                                                          ----------
                    Total Banking and Financial Services ...............................................   2,370,837
                                                                                                          ----------
                  UTILITIES (10.22%)
                  ELECTRIC (0.78%)
          504     Cinergy Corporation ..................................................................      12,915
        1,100     Consolidated Edison ..................................................................      31,075
        1,000     Duke Power ...........................................................................      40,625
          365     General Public Utilities .............................................................      10,448
        1,300     Pacificorp ...........................................................................      23,563
          100     People's Energy Corporation ..........................................................       2,725
        1,100     Texas Utilities Co. ..................................................................      38,225
          300     Union Electric Co. ...................................................................      10,688
                                                                                                          ----------
                                                                                                             170,264
                                                                                                          ----------
                  TELEPHONE (6.94%)
          900     Alltell Corp. ........................................................................      25,425
        7,100     American Telephone & Telegraph .......................................................     401,150
        2,500     Ameritech Corporation ................................................................     128,125
        2,000     Bell Atlantic ........................................................................     119,500
        2,300     Bell South Corp. .....................................................................     158,125
          400     DSC Communications Corp. * ...........................................................      21,000
        4,400     GTE Corp. ............................................................................     161,150
        3,100     MCI Communications ...................................................................      74,594
        1,900     Nynex Corp. ..........................................................................      85,500
        1,900     Pacific Telesis Group ................................................................      53,913
        2,700     SBC Communications, Inc. .............................................................     136,688
        1,600     Sprint Corporation ...................................................................      56,800
        2,100     US West Inc. .........................................................................      91,350
                                                                                                          ----------
                                                                                                           1,513,320
                                                                                                          ----------
                  ENERGY (2.50%)
          900     American Electric Power Co. ..........................................................      30,713
          700     Baltimore Gas & Electric .............................................................      18,375
          500     Carolina Power & Light ...............................................................      15,313
          900     Central & SW Corp. ...................................................................      22,050

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                                       VALUE
         SHARES                                                                                      (NOTE 1)
         ------                                                                                      ---------
                  ENERGY (CONTINUED)
           300    Coastal Corp. .................................................................   $    9,825
           300    Consolidated Natural Gas ......................................................       11,588
           700    Detroit Edison Co. ............................................................       21,438
           800    Dominion Resources ............................................................       28,900
           200    Ensearch ......................................................................        3,275
           900    Entergy Corp New ..............................................................       21,600
           900    FPL Group Inc. ................................................................       34,988
           600    Houston Industries ............................................................       25,425
           400    Niagra Mohawk Power ...........................................................        4,800
           200    Nicor .........................................................................        5,125
           400    Noram Energy Corporation ......................................................        2,850
           200    Northern States Power .........................................................        8,525
           500    Ohio Edison ...................................................................       10,813
           200    Pacific Enterprises ...........................................................        4,800
         2,000    Pacific Gas and Electric ......................................................       57,500
           700    Panhandle Eastern Corp. .......................................................       17,500
         1,000    PECO Energy Company ...........................................................       26,625
         1,100    Public Service Enterprises ....................................................       30,250
         2,000    SCE Corp. .....................................................................       33,250
           200    Sonat Inc. ....................................................................        6,350
         3,000    Southern Co. ..................................................................       63,375
         1,000    Unicom Corporation ............................................................       28,125
                                                                                                    ----------
                                                                                                       543,378
                                                                                                    ----------
                  Total Utilities ...............................................................    2,226,962
                                                                                                    ----------

                  SERVICE (0.07%)
                  DISTRIBUTOR (0.07%)
           200    Alco Standard Corp. ...........................................................       16,100
                                                                                                    ----------

                  Total Service .................................................................       16,100
                                                                                                    ----------


                  TRANSPORTATION (1.48%)
                  GENERAL (0.01%)
           100    Pittson Services Group ........................................................        2,538
                                                                                                    ----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                                               VALUE
         SHARES                                                                                               (NOTE 1)
         ------                                                                                               --------
                  AIR TRANSPORTATION (0.36%)
           400    AMR Corp. * ............................................................................    $ 28,200
           300    Delta Airlines .........................................................................      22,313
           200    Federal Express * ......................................................................      14,350
           500    Southwest Airlines Co. .................................................................      12,938
           200    USAir Group * ..........................................................................       1,625
                                                                                                              --------
                                                                                                                79,426
                                                                                                              --------
                  RAILROAD (1.03%)
           400    Burlington Northern ....................................................................      27,700
           300    Conrail Inc. ...........................................................................      20,175
           500    CSX Corp. ..............................................................................      41,250
           500    Norfolk Southern Co. ...................................................................      35,375
           100    Ogden Corp. ............................................................................       2,325
           718    Santa Fe Pacific .......................................................................      20,373
           400    Santa Fe Pacific Gold Corp. ............................................................       4,850
         1,000    Union Pacific Corp. ....................................................................      65,500
           300    Whitman Corp. ..........................................................................       6,038
                                                                                                              --------
                                                                                                               223,586
                                                                                                              --------
                  TRUCKING (0.08%)
           100    Consolidated Freightways ...............................................................       2,588
           170    Navistar International * ...............................................................       2,210
           100    Roadway Services .......................................................................       5,500
           200    Ryder System ...........................................................................       4,850
           100    Yellow Corporation .....................................................................       1,413
                                                                                                              --------
                                                                                                                16,561
                                                                                                              --------
                  Total Transportation ...................................................................     322,111
                                                                                                              --------


                  MANUFACTURING (9.08%)
                  CONSUMER DURABLES (0.59%)
           450    Eastman Chemical Company ...............................................................      29,081
         1,600    Eastman Kodak ..........................................................................      92,200
           100    Outboard Marine ........................................................................       2,138
           100    Polaroid Corp. .........................................................................       4,363
                                                                                                              --------
                                                                                                               127,782
                  BUILDING & HOUSING (0.41%)                                                                  --------
           100    Centex Corp. ...........................................................................       2,925

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995


                                                                                                  VALUE
         SHARES                                                                                 (NOTE 1)
         ------                                                                                 --------
                  BUILDING & HOUSING (CONTINUED)
         1,100    Corning Corp. ............................................................    $ 35,888
           100    Crane Co. ................................................................       3,600
           300    Fluor Corp. ..............................................................      17,550
           700    Masco Co. ................................................................      19,600
           100    Owens Corning * ..........................................................       3,925
           100    Pulte Corp. ..............................................................       2,700
           100    Stanley Works ............................................................       4,425
                                                                                                --------
                                                                                                  90,613
                                                                                                --------
                  CHEMICAL (2.84%)
           500    Air Products & Chemicals Inc. ............................................      26,813
         1,300    Dow Chemical .............................................................      96,200
         2,500    Dupont De Nemours & Co. ..................................................     163,438
           100    First Mississippi Corp. ..................................................       3,313
           500    Grace WR & Co. ...........................................................      33,313
           300    Great Lakes Chemical .....................................................      19,838
           600    Hercules .................................................................      33,375
           600    Monsanto .................................................................      56,925
           500    Morton Inc. ..............................................................      16,250
           200    Nalco Chemical Co. .......................................................       7,000
         1,000    PPG Industries ...........................................................      42,750
           700    Praxair Inc. .............................................................      18,200
           200    Rohm & Haas Co. ..........................................................      11,950
           800    Rubber Maid Inc. .........................................................      23,800
           200    Safety Kleen .............................................................       2,700
           300    Sherwin Williams .........................................................      10,763
           200    Sigma-Aldrich Corp. ......................................................       9,600
           700    Union Carbide Corp. ......................................................      24,850
           518    Williams Cos. ............................................................      18,972
                                                                                                --------
                                                                                                 620,050
                  DIVERSIFIED (0.46%)                                                           --------
           800    Unilever (New York Shares) ADR ...........................................      98,900
                                                                                                --------

                  PAPER & FOREST PRODUCTS (2.29%)
           200    Avery Dennison Co. .......................................................       8,200
           200    Boise Cascade ............................................................       8,575
           500    Champion International ...................................................      28,313
            20    Crown Vantage Inc. * .....................................................         485
           100    Federal Paperboard .......................................................       3,963

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                                   VALUE
         SHARES                                                                                  (NOTE 1)
         ------                                                                                  --------

                  PAPER & FOREST PRODUCTS (CONTINUED)
           500    Georgia Pacific Co. ........................................................   $ 45,000
           600    International Paper ........................................................     49,125
           200    James River of Virginia ....................................................      6,950
           800    Kimberly Clark .............................................................     51,100
           400    Louisiana-Pacific Co. ......................................................      9,500
           200    Mead Corp. .................................................................     12,275
           100    Potlach Corporation ........................................................      3,963
           700    Scott Paper Co. ............................................................     32,463
           200    Temple Inland ..............................................................     10,350
           400    Union Camp Corp. ...........................................................     22,750
           200    Westvaco Corp. .............................................................      8,825
         1,000    Weyerhaeuser Co. ...........................................................     46,000
         2,200    Willamette Industries ......................................................    151,250
                                                                                                 --------
                                                                                                  499,087
                  METALS & MINERALS (0.30%)                                                      --------
           300    Armco Inc. * ...............................................................      1,875
           300    Bethlehem Steel * ..........................................................      4,388
           100    Inland Steel Inds. .........................................................      2,738
           300    Nucor Corp. ................................................................     14,700
         1,400    USX-Marathon ...............................................................     28,875
           200    USX-US Steel ...............................................................      6,550
           300    Worthington Inds. Inc. .....................................................      6,000
                                                                                                 --------
                                                                                                   65,126
                  CONTAINERS (0.12%)                                                             --------
           100    Ball Corp. .................................................................      3,400
           200    Bemis Company ..............................................................      5,800
           300    Crown Cork & Seal * ........................................................     13,500
           200    Stone Container ............................................................      4,350
                                                                                                 --------
                                                                                                   27,050
                  COMPUTERS (0.12%)                                                              --------
           100    Data General * .............................................................        975
           600    Silicon Graphics Inc. * ....................................................     25,350
                                                                                                 --------
                                                                                                   26,325
                  NON FERROUS METALS (0.75%)                                                     --------
         1,000    Alcan Aluminum LTD .........................................................     32,625
           800    Aluminum Co. of America ....................................................     45,700
           100    Asarco Inc. ................................................................      3,238

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
         NON FERROUS METALS (CONTINUED)
  450    Englehard Corp...........................................  $   12,713
  600    Inco Ltd.................................................      21,000
  249    Newmont Mining Corp......................................      10,831
  400    Phelps Dodge.............................................      25,350
  200    Reynolds Metals..........................................      11,950
                                                                    ----------
                                                                       163,407
                                                                    ----------
         GOLD & PRECIOUS METALS (0.50%)
1,573    Barrick Gold Corp........................................      39,915
  250    Cyprus Amax Mineral Company..............................       7,000
  300    Echo Bay Mines Ltd.......................................       3,113
  970    Freeport McMoran Copper-B *..............................      22,674
  400    Homestake Mining Co......................................       6,600
1,100    Placer Dome Inc..........................................      28,738
                                                                    ----------
                                                                       108,040
                                                                    ----------

         MISCELLANEOUS (0.70%)
1,900    3M Co....................................................     103,788
  400    Applied Materials Inc. * ................................      41,600
  200    Mallinckrodt Groupe Inc..................................       7,525
                                                                    ----------
                                                                       152,913
                                                                    ----------
         Total Manufacturing......................................   1,979,293
                                                                    ----------

         TECHNOLOGY (10.62%)
         OFFICE EQUIPMENT (0.14%)
1,700    Novell * ................................................      30,600
                                                                    ----------

         ELECTRONICS (3.66%)
  200    EG&G.....................................................       3,800
  200    General Signal...........................................       7,100
  100    Harris Corp..............................................       5,763
2,300    Hewlett Packard Co.......................................     184,000
3,700    Intel Corp...............................................     227,088
  400    Loral Co.................................................      21,900
2,700    Motorola Inc.............................................     201,825
  600    National Semiconductor * ................................      16,950
1,200    Northern Telecom.........................................      44,100
  100    Perkin-Elmer Corp........................................       3,413
  100    Tektronix inc............................................       4,563

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
         ELECTRONICS (CONTINUED)
  200    Teledyne Inc.............................................  $   4,750
    2    Teledyne Inc. Preferred Series E.........................         30
  800    Texas Instruments........................................     59,900
  300    Western Atlas Inc. * ....................................     13,613
                                                                    ---------
                                                                      798,795
                                                                    ---------
         BIO-TECHNOLOGY (0.30%)
1,200    Amgen *..................................................     57,450
  200    Millipore Corp...........................................      6,975
                                                                    ---------
                                                                       64,425
                                                                    ---------
         SOFTWARE (1.10%)
2,600    Microsoft *..............................................    240,500
                                                                    ---------

         BUSINESS MECHANICS & SOFTWARE (2.81%)
  300    Amdahl Corp. *...........................................      2,738
  600    Apple Computer...........................................     25,800
  100    Ceridian Corporation *...................................      4,375
1,200    Compaq Computers Corp. *.................................     57,300
  100    Cray Research *..........................................      2,325
  700    Digital Equipment *......................................     29,225
  600    Honeywell................................................     26,250
2,600    International Business Machines..........................    268,712
  100    Intergraph *.............................................      1,238
2,000    Oracle Systems *.........................................     80,250
  700    Pitney Bowes.............................................     28,438
  300    Sun  Microsystems *......................................     17,363
  300    Tandem Computer Inc. *...................................      3,675
  500    Unisys Corp. *...........................................      4,000
  500    Xerox Corp...............................................     60,375
                                                                    ---------
                                                                      612,064
                                                                    ---------
         BUSINESS - SERVICE (0.18%)
  600    First Data...............................................     35,025
  100    Shared Medical System....................................      3,688
                                                                    ---------
                                                                       38,713
                                                                    ---------
         SEMICONDUCTORS (0.36%)
  300    Advanced Micro Devices...................................     10,125
  900    Micron Technology  ......................................     69,188
                                                                    ---------
                                                                       79,313
                                                                    ---------

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
         TELECOMMUNICATIONS (0.45%)
2,200    Airtouch Communications *................................  $    71,500
  250    Cabletron Systems *......................................       13,219
  300    Tellabs Inc. *...........................................       14,025
                                                                    -----------
                                                                         98,744
                                                                    -----------
         AEROSPACE AIRCRAFT (1.62%)
1,300    Allied Signal Inc........................................       57,688
1,600    Boeing...................................................      102,000
  200    General Dynamics Corp....................................       10,525
  600    McDonnell-Douglas Corp...................................       48,150
  300    Northrop Grumman Corporation.............................       18,263
1,000    Rockwell Intl. Corp......................................       44,750
  300    Textron Inc..............................................       20,550
  600    United Technologies Corp.................................       50,025
                                                                    -----------
                                                                        351,951
                                                                    -----------
         Total Technology  .......................................    2,315,105
                                                                    -----------

         AEROSPACE-DEFENSE (0.48%)
         AEROSPACE-DEFENSE (0.48%)
  926    Lockheed Martin Corp.....................................       56,370
  600    Raytheon Co..............................................       48,525
                                                                    -----------
         Total Aerospace-Defense..................................      104,895
                                                                    -----------

         ENERGY (7.65%)
         OIL & GAS-DOMESTIC (1.80%)
  300    Amerada Hess Corp........................................       14,213
2,300    Amoco Corp...............................................      146,625
  200    Ashland Inc..............................................        6,550
  800    Atlantic Richfield.......................................       87,300
  600    Burlington Resources, Inc................................       24,375
  100    Columbia Gas Systems *...................................        3,525
  100    Helmerich & Payne........................................        2,863
  300    Kerr-McGee Co............................................       16,500
  300    Oryx Energy *............................................        4,050
  100    Pennzoil.................................................        4,400
1,200    Phillips Petroleum Co....................................       39,450
  300    Santa Fe Energy Resources *..............................        2,850

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995


                                                                       VALUE
  SHARES                                                              (NOTE 1)
  ------                                                              --------
              OIL & GAS-DOMESTIC (CONTINUED)
       300    Sun Co..............................................  $     7,988
     1,100    Unocal Corp.........................................       32,038
                                                                    -----------
                                                                        392,727
                                                                    -----------
              OIL & GAS INTERNATIONAL (4.87%)
     2,900    Chevron Corp........................................      140,288
     5,600    Exxon Corp..........................................      385,000
     1,800    Mobil Corp..........................................      171,450
     2,400    Royal Dutch Petroleum...............................      286,200
     1,200    Texaco..............................................       77,700
                                                                    -----------
                                                                      1,060,638
                                                                    -----------
              OIL & GAS SERVICE (0.33%)
       200    Rowan Cos. Inc. *...................................        1,625
     1,100    Schlumberger........................................       70,950
                                                                    -----------
                                                                         72,575
                                                                    -----------
              NATURAL GAS (0.20%)
     1,200    Enron...............................................       40,350
       100    ONEOK Inc...........................................        2,188
                                                                    -----------
                                                                         42,538
                                                                    -----------
              ENERGY RAW MATERIAL (0.45%)
       400    Baker Hughes Inc....................................        9,000
       820    Dresser Inds........................................       19,680
       100    Eastern Enterprises.................................        3,063
       600    Halliburton Co......................................       25,425
       100    Louisiana Land & Exploration........................        3,825
       200    McDermott International.............................        4,550
     1,500    Occidental Petroleum................................       32,625
                                                                    -----------
                                                                         98,168
                                                                    -----------
              Total Energy........................................    1,666,646
                                                                    -----------

              Total Common Stocks (Cost $15,547,023)..............   18,523,872
                                                                    -----------


    PAR
   VALUE
   -----
                        SHORT TERM INVESTMENTS (14.61%)
              UNITED STATES TREASURY BILLS
$2,250,000    5.92%  9/14/95 (b)..................................    2,245,623

   939,309    PORTICO INSTITUTIONAL MONEY MARKET FUND.............      939,309

                               S&P 500 INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995

                                                                                                     VALUE
                                                                                                    (NOTE 1)
                                                                                                    --------
                  Total Short-Term Investments (Cost $3,184,932)..............................    $ 3,184,932
                                                                                                  -----------
                  Total Investments (Cost $18,731,955) (99.58%)...............................     21,708,804
                  Other Assets less Liabilities (0.42%).......................................         91,386
                                                                                                  -----------
                    Net Assets (100.00%)......................................................    $21,800,190
                                                                                                  ===========

______________

*        Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $18,731,955. At August 31, 1995, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                  Unrealized appreciation.....................................................    $ 3,369,723
                  Unrealized depreciation ....................................................       (392,874)
                                                                                                  -----------
                    Net unrealized appreciation...............................................    $ 2,976,849
                                                                                                  ===========

(b) At August 31, 1995, certain United States Treasury Bills with a market value of $131,731 were pledged to cover margin requirements for futures contracts.

(c)      Futures contracts at August 31, 1995
         (Contracts-$500 times premium/delivery month/commitment)

                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
                                                                                                 (DEPRECIATION)
                                                                                                 --------------
         S&P 500 Stock Index:
             4/September 95/Buy ..............................................................     $   53.035
             6/December 95/Buy  ..............................................................         13,590
                                                                                                   ----------
                                                                                                   $   66,625
                                                                                                   ==========


                 See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995


                                                                         VALUE
SHARES                                                                  (NOTE 1)
------                                                                  --------
          COMMON STOCKS (83.78%)
          CAPITAL GOODS(5.58%)
          PRODUCTION (0.21%)
 2,358    Rollins Environmental *....................................   $ 10,906
   900    Tecumseh Products Co. Class A..............................     43,650
                                                                        --------
                                                                          54,556
                                                                        --------
          MACHINERY INDUSTRIALS (1.06%)
 1,200    Albany Intl. Corp. Class A.................................     29,100
   500    Lawson Products............................................     14,125
 1,200    Modine Manufacturing.......................................     36,300
 1,300    Stewart & Stevenson Svcs...................................     41,438
 2,925    Thermo Electron Corp. *....................................    126,141
 1,200    Watts Industry.............................................     29,700
                                                                        --------
                                                                         276,804
                                                                        --------
          POLLUTION CONTROLS (0.17%)
 1,600    Calgon Carbon Corp.........................................     18,200
 1,000    Donaldson Co. Inc..........................................     25,375
                                                                        --------
                                                                          43,575
                                                                        --------
          ENGINEERING & CONSTRUCTION (0.59%)
 1,500    CBI Industries Inc.........................................     36,750
 1,000    Jacobs Engineering Group Inc. *............................     25,375
 1,100    Structural Dynamics Research *.............................     19,938
 1,400    Vulcan Materials Company...................................     73,675
                                                                        --------
                                                                         155,738
                                                                        --------
          ELECTRICAL EQUIPMENT (2.75%)
 1,700    Ametek Inc.................................................     29,750
 2,200    Cirrus Logic Inc. *........................................    119,900
 1,365    Hubbel Inc. Class B........................................     80,023
 1,500    Ipalco.....................................................     51,938
 1,713    Mark IV Industries Inc.....................................     38,114
 3,125    Molex Inc..................................................    134,375
 2,800    Teradyne, Inc. *...........................................    106,050
 1,400    Varian Assoc...............................................     75,600
 2,100    Vishay Intertechnology Inc.................................     85,050
                                                                        --------
                                                                         720,800
                                                                        --------

                             S&P MIDCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
SHARES                                                                 (NOTE 1)
------                                                                 --------
           TRANSPORTATION EQUIPMENT (0.62%)
 2,200     Danaher Corporation......................................  $   72,600
 1,800     Federal Signal...........................................      38,925
 1,600     Trinity Industries.......................................      51,800
                                                                      ----------
                                                                         163,325
                                                                      ----------
           CONGLOMERATE (0.18%)
 1,200     Rayonier Inc.............................................      46,050
                                                                      ----------

           Total Capital Goods......................................   1,460,848
                                                                      ----------

           CONSUMER CYCLICALS (5.02%)
           HOUSING (0.26%)
 2,875     Clayton Homes............................................      67,922
                                                                      ----------

           BUILDING MATERIALS (0.06%)
   900     Calmat Co................................................      16,425
                                                                      ----------

           AUTO & TRUCK (0.11%)
   700     Teleflex, Inc............................................      28,263
                                                                      ----------

           AUTO PARTS (0.21%)
   900     Arvin Inds. Inc..........................................      19,688
 1,200     Superior Industries......................................      35,550
                                                                      ----------
                                                                          55,238
                                                                      ----------
           TIRE & RUBBER (0.09%)
   600     Carlisle Cos. Inc........................................      24,525
                                                                      ----------

           APPLIANCES (0.05%)
   300     National Presto Industries...............................      12,750
                                                                      ----------

           HOUSEHOLD PRODUCTS (0.20%)
 1,800     Fingerhut Industries.....................................      28,125
   800     Stanhome Incorporated....................................      24,800
                                                                      ----------
                                                                          52,925
                                                                      ----------
           TEXTILE & APPARELS (0.99%)
 2,600     Burlington Industries Inc. *.............................      32,175
 1,900     Cintas Group.............................................      71,725
 5,800     Shaw Industries Inc......................................      87,000

                             S&P MIDCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
SHARES                                                                 (NOTE 1)
------                                                                 --------
          TEXTILE & APPARELS (CONTINUED)
 2,700    Unifi, Inc................................................  $   68,175
                                                                      ----------
                                                                         259,075
                                                                      ----------
          SHOES (0.23%)
 1,400    Nine West Group Inc. *....................................      59,675
                                                                      ----------

          RETAIL-GENERAL (2.50%)
 1,700    Best Buy Co. Inc. *.......................................      46,325
 2,600    Callaway Golf Inc.........................................      40,300
 2,195    Dollar General Corporation................................      57,619
 1,100    Duty Free International...................................      12,513
   900    Edison Brothers Stores....................................       2,925
 2,300    Family Dollar Stores......................................      41,975
   800    Hancock Fabrics...........................................       8,400
 1,900    Heilig-Myers Co...........................................      41,800
 1,500    Kohls Department Stores *.................................      70,500
 1,200    Mac Frugals Bargains Close-Out *..........................      20,100
 1,100    Meyer Fred Inc. *.........................................      26,400
 5,400    Office Depot *............................................     168,075
 1,500    Tambrands.................................................      67,313
   600    Tiffany & Co..............................................      25,650
 1,300    Waban Inc.*...............................................      24,538
                                                                      ----------
                                                                         654,433
                                                                      ----------
          LODGING (0.32%)
 1,800    Hospitality Fran. *.......................................      84,375
                                                                      ----------

          Total Consumer Cyclicals .................................   1,315,606
                                                                      ----------

          CONSUMER NON-DURABLES (15.95%)
          HEALTH CARE (0.93%)
 1,008    Coram Healthcare Corp.....................................       4,914
   600    Datascope Corp. *.........................................      12,600
 1,200    Dentsply International Inc................................      44,700
   500    Diagnostic Products Corp..................................      19,250
 1,200    Health  Care & Retirement Del. *..........................      37,800
 1,100    Nellcor Puritan Bennett, Inc. *...........................      57,200
 1,947    Value Health Inc..........................................      67,415
                                                                      ----------
                                                                         243,879
                                                                      ----------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                  VALUE
SHARES                                                                           (NOTE 1)
------                                                                           --------
       CONSUMER PRODUCTS (0.41%)
  900  First Brands Corp. ....................................................   $ 39,263
1,154  Lancaster Colony Corp. ................................................     40,102
4,000  Service Merchandise Co.* ..............................................     28,500
                                                                                 --------
                                                                                  107,865
                                                                                 --------
       FOOD BEVERAGE & TOBACCO (2.69%)
1,700  Bob Evans Farms .......................................................     30,388
5,200  Coca-Cola Enterprises .................................................    120,250
1,600  Dean Foods Co. ........................................................     42,400
2,400  Dole Food Co. .........................................................     78,600
  600  Dreyer Grand Ice Cream ................................................     23,250
1,500  Flowers Industries Inc. ...............................................     30,938
  800  International Multifoods Inc. .........................................     18,000
1,300  Lance Inc. ............................................................     23,400
3,200  McCormick and Co. .....................................................     70,800
  800  Michael Foods, Inc. ...................................................     10,400
1,100  Savannah Foods & Industries ...........................................     11,825
1,200  Smucker (J.M.) Co. Class A ............................................     25,200
5,900  Tyson Foods Inc. Class A ..............................................    151,925
1,400  Universal Corporation .................................................     31,500
1,100  Universal Foods Corp. .................................................     34,925
                                                                                 --------
                                                                                  703,801
                                                                                 --------
       RETAIL--FOOD & DRUGS (0.62%)
  400  Angelica Corp. ........................................................     10,000
1,554  Hannaford Brothers Company ............................................     39,821
2,600  Revco D.S. Inc. *......................................................     51,350
  900  Ruddick Corp. .........................................................     24,075
1,700  Vons Co Inc. *.........................................................     38,038
                                                                                 --------
                                                                                  163,284
                                                                                 --------
       COMMUNICATIONS & MEDIA (1.71%)
1,600  Belo (A.H.) Corp-Common Ser A .........................................     56,200
  600  CPI Corporation .......................................................     12,075
3,800  Home Shopping Network * ...............................................     39,900
1,000  Information Resources * ...............................................     12,875
1,500  Multimedia Inc. * .....................................................     63,750
1,400  Omnicom Group .........................................................     87,850
1,000  TCA Cable TV Inc. .....................................................     31,625
  500  Washington Post Class B ...............................................    143,688
                                                                                 --------
                                                                                  447,963
                                                                                 --------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                               VALUE
SHARES                                                                        (NOTE 1)
------                                                                        --------
         ENTERTAINMENT & LEISURE (1.11%)
1,166    Chris Craft Industries............................................  $   52,470
3,500    Circus Circus Enterprises Inc. *..................................     114,625
3,600    Mirage Resorts Inc. *.............................................     123,750
                                                                             ----------
                                                                                290,845
                                                                             ----------
         APPARELS (0.43%)
  900    Ann Taylor Stores *...............................................      17,438
  800    Claire's Stores Inc...............................................      17,300
2,050    CML Group Inc.....................................................      17,681
1,000    Jones Apparel Group *.............................................      34,750
1,400    Lands End *.......................................................      24,325
                                                                             ----------
                                                                                111,494
                                                                             ----------
         DRUGS (1.85%)
1,470    Bergen Brunswig Corp. Class A.....................................      30,686
1,800    Carter-Wallace Inc................................................      23,175
1,700    Forest Laboratories Class A.......................................      76,075
4,600    Ivax Corp.........................................................     117,875
2,000    McKesson Corp.....................................................      87,000
4,800    Mylan Laboratories................................................     109,800
  900    R P Scherer Corp. *...............................................      38,700
                                                                             ----------
                                                                                483,311
                                                                             ----------
         HOSPITAL SUPPLY & SERVICES (0.84%)
1,100    Acuson Corp. *....................................................      14,438
4,720    Laboratory Corp. of America Hld. *................................      65,490
1,100    Pacificare Health Systems A *.....................................      60,225
1,900    Stryker Corp......................................................      79,325
                                                                             ----------
                                                                                219,478
                                                                             ----------
         COSMETICS & SOAP (0.07%)
  800    Church & Dwight...................................................      18,300
                                                                             ----------
         TRAVEL & RECREATION (0.16%)
2,000    Promus Hotel Corp. *..............................................      41,250
                                                                             ----------
         PRINTING & PUBLISHING (0.78%)
  800    Banta Corporation.................................................      31,400
  600    Gibson Greetings Inc..............................................       8,625
1,700    Glatfeler (P.H.) Co...............................................      38,250
  600    Houghton Mifflin Co...............................................      29,325
  900    Lee Enterprises...................................................      35,663

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                           VALUE
SHARES                                                                    (NOTE 1)
------                                                                    --------

         PRINTING & PUBLISHING (CONTINUED)
1,100    Media General Inc. Class A....................................  $ 39,600
1,900    The Topps Co..................................................    11,400
  800    Western Publishing Group Inc..................................     8,800
                                                                         --------
                                                                          203,063
                                                                         --------
         RESTAURANTS (0.91%)
2,700    Brinker International *.......................................    45,225
1,200    Buffets Inc. *................................................    15,750
2,400    Cracker Barrel Old Country....................................    48,900
1,000    Intl. Dairy Queen Inc. *......................................    21,125
1,450    Morrison Restaurants Inc......................................    28,456
1,700    Outback Steakhouse Inc. *.....................................    54,825
  750    Sbarro Inc....................................................    17,156
1,200    Sizzler International, Inc....................................     7,200
                                                                         --------
                                                                          238,637
                                                                         --------
         BUSINESS SERVICES (1.03%)
1,600    Comdisco......................................................    48,800
  700    Ennis Business Forms..........................................     9,100
2,000    Noble Affiliates..............................................    55,250
1,800    Paychex Inc...................................................    73,800
  700    PHH Corporation...............................................    30,538
  900    Wallace Computer Services.....................................    51,975
                                                                         --------
                                                                          269,463
                                                                         --------
         OFFICE PRODUCTS (0.79%)
  700    Cross (A.T.) Company - A......................................    11,113
1,300    Hon Industries..................................................  38,350
1,400    Intellegent Electronics Inc...................................    12,950
1,000    Miller Herman Inc.............................................    26,250
1,200    Standard Register Co..........................................    25,500
3,600    Staples Inc. *................................................    92,250
                                                                         --------
                                                                          206,413
                                                                         --------
         HEALTH CARE SERVICES (1.47%)
1,500    Cardinal Health, Inc..........................................    80,250
  600    Cordis Corporation *..........................................    46,350
2,200    Foundation Health Corp. *.....................................    76,175
1,400    Healthcare Compare Corp. *....................................    52,675
2,400    Healthsouth Corp. *...........................................    56,700
  809    Horizon/CMS Healthcare Corp...................................    17,697
2,500    Novacare Inc. *...............................................    20,625

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                               VALUE
SHARES                                                                        (NOTE 1)
------                                                                        --------

             HEALTH CARE SERVICES (CONTINUED)
1,500        Surgical Care ................................................  $   32,813
                                                                             ----------
                                                                                383,285
                                                                             ----------
             HEALTH & BEAUTY AIDS (0.15%)
3,000        Perrigo Co. *.................................................      40,500
                                                                             ----------
             Total Consumer Non-Durables...................................   4,172,831
                                                                             ----------
             BANKING & FINANCIAL SERVICES (15.22%)
             BANK & HOLDING COMPANIES (7.60%)
1,650        Bancorp Hawaii Inc. ..........................................      55,275
1,600        Central Fidelity Banks Inc. ..................................      52,400
1,784        City National Bank ...........................................      23,415
4,800        Comerica Inc. ................................................     171,000
1,500        Crestar Financial Corp. ......................................      84,563
1,300        Dauphin Deposit Corp. ........................................      35,750
2,400        Fifth Third Bancorp ..........................................     135,000
5,300        First Bank System Inc. .......................................     241,782
2,300        First of America Bank Corp. ..................................     101,775
1,900        First Security Corp./Del .....................................      59,850
1,200        First Tennesse National Corp. ................................      63,600
1,300        First Virginia Banks Inc. ....................................      53,463
4,300        Hibernia Bank ................................................      43,000
3,900        Marshall & Isley Corp. .......................................      98,475
1,650        Mercantile Bancorporation ....................................      74,663
1,800        Mercantile Bankshares Corporation ............................      47,925
2,300        Meridian Bancorp .............................................      92,288
2,100        Northern Trust ...............................................      94,500
3,500        Pinnacle West ................................................      87,063
1,600        Regions Financial Corporation ................................      64,400
3,100        Southtrust Corp. .............................................      80,213
3,000        State Street Boston Corp. ....................................     110,625
2,100        United Jersey Bank ...........................................      72,713
1,500        Wilmington Trust Corp. .......................................      45,750
                                                                             ----------
                                                                              1,989,488
                                                                             ----------
             FINANCE COMPANY (0.10%)
2,900        Nabors Industries * ..........................................      26,825
                                                                             ----------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                               VALUE
SHARES                                                                        (NOTE 1)
------                                                                        --------
             INVESTMENT COMPANY (0.40%)
5,021        Bear Stearns Companies Inc. ..................................  $  103,558
                                                                             ----------

             INSURANCE (3.39%)
4,075        Aflac Corporation ............................................     166,566
1,800        American Financial Group Inc. ................................      55,575
4,050        AON Corporation ..............................................     157,950
1,800        FHP International Corp. *.....................................      44,550
  800        Hartford Steam ...............................................      37,100
1,300        Healthsource Inc. *...........................................      52,000
1,300        Kemper Corp. .................................................      62,400
3,800        Paine Webber .................................................      73,150
2,900        Progressive Corp. ............................................     128,688
1,800        Provident Life & Accident B ..................................      47,025
  900        Transatlantic Holdings Inc. ..................................      63,000
                                                                             ----------
                                                                                888,004
                                                                             ----------
             FINANCIAL SERVICES (3.73%)
3,450        Charles Schwab Corp. .........................................     160,425
2,325        Edwards AG ...................................................      56,672
3,000        Equifax ......................................................     116,625
3,300        Franklin Resources Inc. ......................................     181,500
2,500        Green Tree Financial Corp. ...................................     145,625
3,000        Morgan Stanley Group Inc. ....................................     260,625
1,300        West One Bancorp .............................................      53,138
                                                                             ----------
                                                                                974,610
                                                                             ----------
             Total Financial Services .....................................   3,982,485
                                                                             ----------
             UTILITIES (10.89%)
             ELECTRIC (7.59%)
4,700        Allegheny Power System .......................................     114,563
2,100        Atlantic Energy Inc. .........................................      39,900
  600        Black Hills Corp. ............................................      14,550
  900        Central Louisiana Electric ...................................      22,050
1,300        Central Maine Power Co. ......................................      14,950
3,400        CMS Energy Corporation .......................................      83,725
2,400        Delmarva Power & Light .......................................      52,200
3,500        Florida Progress Corp. .......................................     106,313
1,100        Hawaiian Electric Corporation ................................      39,738

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                            VALUE
SHARES                                                                     (NOTE 1)
------                                                                     --------
          ELECTRIC (CONTINUED)
1,500     Idaho Power Company ..........................................  $  39,563
3,000     Illinova Corporation .........................................     75,375
2,500     Kansas City Power & Light ....................................     55,938
1,300     LG&E Energy Corp. ............................................     50,375
1,764     Midamerican Energy Company ...................................     25,137
1,200     Minnesota Power & Light ......................................     32,250
2,100     Montana Power Co. ............................................     46,200
1,700     Nevada Power Co. .............................................     34,638
2,600     New England Electric System ..................................     91,000
2,800     New York State Elec. & Gas ...................................     67,550
2,600     Nipsco Industries ............................................     85,150
4,900     Northeast Utilities ..........................................    112,088
1,600     Oklahoma Gas & Electric ......................................     56,600
1,900     Portland General Corp. .......................................     45,600
4,600     Potomac Electric Power Co. ...................................     98,325
2,400     Public Service Co. of Colorado ...............................     77,700
1,700     Public Service Co. of New Mexico .............................     25,925
2,500     Puget Sound Power & Light ....................................     54,063
3,600     Scana Corp. ..................................................     83,700
1,600     Southwestern Public Serv. Co. ................................     48,000
4,600     Teco Energy Inc. .............................................     99,475
1,700     Utilicorp United Inc. ........................................     46,113
4,200     Wisc Energy Corp. ............................................    112,875
1,200     WPL Holdings Inc. ............................................     34,200
                                                                          ---------
                                                                          1,985,829
                                                                          ---------
          GAS (0.67%)
1,000     Atlanta Gas Light Co. ........................................     36,875
1,800     Brooklyn Union Gas Co. .......................................     45,225
  900     Indiana Energy Inc. ..........................................     18,675
2,400     MCN Corp .....................................................     44,700
1,600     Washington Gas & Light Co. ...................................     30,600
                                                                          ---------
                                                                            176,075
                                                                          ---------
          TELEPHONE (2.47%)
2,100     Century Telephone Enterprises ................................     58,538
5,900     Frontier Corporation .........................................    164,463
1,300     Lincoln Telecommunications ...................................     24,050
2,600     Southern New England Telecom .................................     87,425

                                       42

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                VALUE
SHARES                                                                         (NOTE 1)
------                                                                         --------
             TELEPHONE (CONTINUED)
1,900        Telephone & Data .............................................   $   77,900
6,986        Worldcom Inc. *...............................................      235,341
                                                                              ----------
                                                                                 647,717
                                                                              ----------
             MISCELLANEOUS (0.16%)
1,500        Vanguard Cellular Sys Class A * ..............................       40,688
                                                                              ----------
             Total Utilities ..............................................    2,850,309
                                                                              ----------
             SERVICES (1.87%)
             DISTRIBUTOR (0.30%)
1,800        Alexander & Baldwin Inc. .....................................       40,950
  600        Scholastic Corp. * ...........................................       36,750
                                                                              ----------
                                                                                  77,700
                                                                              ----------
             BUSINESS (1.33%)
1,100        Applied Bioscience Inc. * ....................................        8,113
1,600        Fisserve, Inc. *..............................................       45,600
1,300        Flightsafety International ...................................       57,688
1,500        Kelly Services Inc. Class A ..................................       43,125
2,900        Manpower Inc. ................................................       83,375
1,100        Micro Warehouse Inc. * .......................................       52,525
1,600        Olsten Corp. .................................................       58,000
                                                                              ----------
                                                                                 348,426
                                                                              ----------
             CONSUMER (0.24%)
1,400        Rollins Inc. .................................................       33,425
2,200        Sotheby's ....................................................       30,525
                                                                              ----------
                                                                                  63.950
                                                                              ----------
             Total Services ...............................................      490,076
                                                                              ----------
             TRANSPORTATION (1.65%)
             TRANSPORTATION (0.09%)
1,500        Hunt (J.B.) ..................................................       24,000
                                                                              ----------
             AIR TRANSPORTATION (0.24%)
  800        Airborne Freight Corp. .......................................       16,300
  500        Alaska Airgroup Inc. * .......................................        9,750
1,400        Atlantic SE Airlines ..........................................      35,000
                                                                              ----------
                                                                                  61,050
                                                                              ----------
             RAILROADS (0.69%)
  800        GATX Corp. ...................................................       41,300
1,700        Illinois Central Corp Class A ................................       65,238
1,700        Kansas City Southern Inds. ...................................       74,800
                                                                              ----------
                                                                                 181,338
                                                                              ----------

         TRUCKING (0.08%)
1,100    Arnold Industries, Inc. ......................................  $ 19,663
                                                                         --------

         MISCELLANEOUS (0.55%)
1,100    American President Cos. Ltd. .................................    32,313
3,000    Harley Davidson ..............................................    83,250
1,400    Overseas Shipholding Group ...................................    29,225
                                                                         --------
                                                                          144,788
                                                                         --------
         Total Transportation ........................................    430,839
                                                                         --------


         MANUFACTURING (10.91%)
         CONSUMER DURABLES (0.30%)
1,600    Legget & Platt ...............................................    77,400
                                                                         --------
         BUILDING & HOUSING (0.05%)
  700    Southdown Inc. ...............................................    13,300
                                                                         --------
         CHEMICALS (3.47%)
2,400    Albemarble Corporation .......................................    39,300
1,100    Betz Labs ....................................................    46,063
1,400    Cabot Corp. ..................................................    67,375
2,100    Crompton & Knowles Corp. .....................................    31,763
1,000    Dexter Corp. .................................................    24,750
4,700    Ethyl Corp. ..................................................    51,113
1,200    Ferro Corp. ..................................................    32,400
  600    Fuller (H.B.) Co .............................................    20,550
1,600    Georgia Pacific Corp. ........................................    53,000
1,000    IMC. Global Inc. .............................................    63,250
1,900    Iowa Beef Processing .........................................    93,575
1,800    Lawter International .........................................    21,150
1,400    Loctite Corp. ................................................    67,200
2,700    Lubrizol Corp. ...............................................    83,700
3,200    Lyondell Petrochemical .......................................    88,000
  300    NCH Corp .....................................................    17,175
2,300    RPM Inc. Ohio ................................................    46,000
1,500    Schulman (A.) Inc. ...........................................    39,750
2,200    Sterling Chemicals Inc.* .....................................    22,825
                                                                         --------
                                                                          908,939
                                                                         --------
         DIVERSIFIED (0.76%)
  800    Goulds Pumps Inc. ............................................    17,200
  600    Lukens Inc. ..................................................    18,000
  800    Nordson Corp. ................................................    45,600
  800    Olin Corporation .............................................    51,700
2,000    Witco Corporation ............................................    66,500
                                                                         --------
                                                                          199,000
                                                                         --------
         CAPITAL GOODS (0.56%)
1,000    Kennametal Inc. ..............................................    38,000
1,400    Keystone International Inc. ..................................    28,175

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                            VALUE
SHARES                                                                     (NOTE 1)
------                                                                     --------
           CAPITAL GOODS (CONTINUED)
  1,000    Magnetek Inc. * ..............................................  $ 12,625
  1,500    York Intl. Corp New Com. .....................................    66,750
                                                                           --------
                                                                            145,550
                                                                           --------
           PAPER & FOREST PRODUCTS (1.20%)
  1,500    Bowater Inc. .................................................    71,625
  1,000    Chesapeake Corporation .......................................    36,375
  1,800    Consolidated Papers ..........................................   108,900
  2,100    Longview Fibre Co. ...........................................    33,863
    750    Pentair Inc. .................................................    34,125
  1,210    Wausau Paper Mills Co. .......................................    28,132
                                                                           --------
                                                                            313,020
                                                                           --------
           METALS & MINERALS (0.62%)
  2,800    Allegheny Ludlum Corp. .......................................    58,800
    600    Brush Wellman Inc. ...........................................    12,300
    300    Carpenter Technology .........................................    22,875
  1,350    Hanna (M.A.) Co. .............................................    37,800
    300    Maxxam Inc. *.................................................    17,625
    800    Oregon Steel Mills Inc. ......................................    13,400
                                                                           --------
                                                                            162,800
                                                                           --------
           CONTAINERS (0.62%)
    500    Cleveland Cliffs Corp. .......................................    22,625
    800    Sealed Air Corp. *............................................    42,200
  3,675    Sonoco Products Inc. .........................................    98,766
                                                                           --------
                                                                            163,591
                                                                           --------
           COMPUTERS (2.17%)
  1,044    AST Research Inc. * ..........................................    13,833
  1,000    Convex Computer Corp. * ......................................     4,875
  1,500    Dell Computer Corp. * ........................................   115,500
  7,400    EMCCorp Massachusetts * ......................................   151,700
    800    Exabyte Corp. * ..............................................    12,100
    700    Measurex Corp. ...............................................    20,650
  1,700    Quantum Corp. * ..............................................    40,800
  2,800    Seagate Technology Inc. * ....................................   123,900
  1,200    Sequent Computer Systems Inc. * ..............................    28,350
  2,014    Storage Technology Corp. .....................................    55,133
                                                                           --------
                                                                            566,841
                                                                           --------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                               VALUE
SHARES                                                                        (NOTE 1)
------                                                                        --------
             NON FERROUS METALS (0.35%)
1,800        Alumax Inc. * ................................................  $   61,425
1,400        Federal Mogul Corp. ..........................................      31,150
                                                                             ----------
                                                                                 92,575
                                                                             ----------
             GOLD & PRECIOUS METALS (0.33%)
3,200        Battle Mountain Gold Co. .....................................      31,600
1,000        Harsco Corporation ...........................................      56,000
                                                                             ----------
                                                                                 87,600
                                                                             ----------
             MISCELLANEOUS (0.48%)
4,900        International Game Technology ................................      69,825
  700        Kaydon Corp. .................................................      21,350
1,300        Wellman, Inc. ................................................      33,150
                                                                             ----------
                                                                                124,325
                                                                             ----------
             Total Manufacturing ..........................................   2,854,941
                                                                             ----------
             TECHNOLOGY (12.77%)
             OFFICE EQUIPMENT (0.22%)
1,200        Diebold ......................................................      55,950
                                                                             ----------
             ELECTRONICS (1.38%)
1,637        Arrow  Electronics, Inc. .....................................      88,807
1,600        Avnet Inc. ...................................................      82,400
1,800        Litton Inds. * ...............................................      69,750
2,900        Sensormatic Electronics Corp. ................................      60,900
1,000        Symbol Technologies Inc. .....................................      34,750
  900        Verifone Inc. * ..............................................      25,538
                                                                             ----------
                                                                                362,145
                                                                             ----------
             BIO-TECHNOLOGY (1.09%)
1,200        Beckman Instruments Inc. .....................................      34,350
1,200        Biogen Inc. ..................................................      65,700
1,700        Centocor Inc. * ..............................................      20,613
1,203        Chiron Corp. * ...............................................     107,969
1,000        Genzyme * ....................................................      55,875
                                                                             ----------
                                                                                284,507
                                                                             ----------
             SOFTWARE (3.66%)
2,300        Adobe Systems Inc. ...........................................     117,300
4,312        Bay Networks .................................................     204,820
2,200        BMC Software Inc. * ..........................................      93,775
1,100        Borland International * ......................................      15,400

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                            VALUE
SHARES                                                                     (NOTE 1)
------                                                                     --------
           SOFTWARE (CONTINUED)
1,700      Cadence Design Sys. Inc. * ...................................  $ 61,625
1,800      Compuware Corp. * ............................................    40,725
1,900      Electronic Arts * ............................................    72,200
5,200      Informix Corp. * .............................................   145,600
2,200      Parametric Tech Co. * ........................................   121,550
1,600      Reynolds & Reynolds Class A ..................................    51,400
1,200      Symantic Corp. * .............................................    34,650
                                                                           --------
                                                                            959,045
                                                                           --------
           BUSINESS - MECHANICS & SOFTWARE (0.17%)
  400      Advanced Labs Technology * ...................................     6,800
  500      Granite Construction Inc. ....................................    13,000
  900      Stratus Computer * ...........................................    25,200
                                                                           --------
                                                                             45,000
                                                                           --------
           BUSINESS - SERVICES (1.00%)
2,400      First Financial Management ...................................   216,300
  900      Policy Management Systems * ..................................    44,550
                                                                           --------
                                                                            260,850
                                                                           --------
           SEMICONDUCTORS (2.78%)
1,600      Altera Corp. * ...............................................   100,200
3,400      Atmel Corporation * ..........................................   107,525
1,400      Cypress Semi-Conductor * .....................................    63,875
1,400      Linear Technology Corp. ......................................   113,400
4,600      LSI Logic Corp. ..............................................   226,550
2,700      Xilinx Inc. * ................................................   115,763
                                                                           --------
                                                                            727,313
                                                                           --------
           TELECOMMUNICATIONS (1.07%)
2,200      ADC Telecommunications Inc. *.................................    85,250
1,600      Comsat Corp. .................................................    37,200
7,414      Nextel Communications Inc. - A * .............................   132,525
  700      Octel Communications Corp. * .................................    23,888
                                                                           --------
                                                                            278,863
                                                                           --------
           AEROSPACE AIRCRAFT (0.56%)
2,000      Conner Peripherals * .........................................    26,750
  750      Precision Castparts ..........................................    25,406
1,400      Sundstrand Corp. .............................................    95,375
                                                                           --------
                                                                            147,531
                                                                           --------
           MISCELLANEOUS (0.84%)
3,600      American Power Conversion Corp. * ............................    60,300
3,000      Analog Devices ...............................................   103,875
  750      Duriron Co. ..................................................    19,125

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                VALUE
SHARES                                                                         (NOTE 1)
------                                                                         --------
             MISCELLANEOUS (CONTINUED)
1,900        Mentor Graphics ..............................................   $   36,575
                                                                              ----------
                                                                                 219,875
                                                                              ----------
             Total Technology .............................................    3,341,079
                                                                              ----------

             AEROSPACE - DEFENSE (0.30%)
             AEROSPACE - DEFENSE (0.30%)
1,300        Gencorp Inc. .................................................       15,438
  800        OEA Inc ......................................................       24,000
  700        Rohr Inc. * ..................................................       10,850
  800        Thiokol ......................................................       27,900
                                                                              ----------
             Total Aerospace - Defense ....................................       78,188
                                                                              ----------
             ENERGY (3.62%)
             OIL & GAS - DOMESTIC (2.27%)
2,300        Anadarko Petroleum Corp. .....................................      109,825
2,400        Apache Corp. .................................................       69,900
1,200        Diamond Shamrock Inc. ........................................       31,950
1,500        El Paso Natural Gas ..........................................       42,188
1,200        Mapco Inc. ...................................................       64,050
1,800        Murphy Oil Co. ...............................................       72,900
1,500        National Fuel Gas Co. ........................................       42,188
1,100        Parker & Parsley Petro Co. ...................................       23,513
1,100        Quaker State Corp. ...........................................       16,500
1,600        Questar ......................................................       48,800
1,500        Seagull Energy Corp. .........................................       30,188
1,300        Tosco Corporation ............................................       41,763
                                                                              ----------
                                                                                 593,765
                                                                              ----------
             OIL & GAS - INTERNATIONAL (0.13%)
2,200        Parker Drilling Company * ....................................       12,375
3,900        Ranger Oil Ltd. ..............................................       22,425
                                                                              ----------
                                                                                  34,800
                                                                              ----------
             OIL & GAS SERVICES (0.64%)
  600        B J Services .................................................       15,000
  700        Enterra Corp. * ..............................................       15,313
6,600        Global Marine Inc. * .........................................       44,550
1,600        Smith International Inc. .....................................       28,000
2,100        Tidewater Inc. ...............................................       51,975
1,100        Varco International Inc. * ...................................       12,100
                                                                              ----------
                                                                                 166,938
                                                                              ----------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

                                                                                 VALUE
  SHARES                                                                        (NOTE 1)
  ------                                                                        --------
              ENERGY RAW MATERIALS (0.37%)
     2,993    AES Corp. * ..................................................   $    55,370
     1,900    California Energy *...........................................        39,663
                                                                               -----------
                                                                                    95,033
                                                                               -----------
              MISCELLANEOUS (0.21%)
     1,000    Air & Water Technologies Class A *............................         5,938
       400    Sequa Corporation *...........................................        10,650
     1,700    Valero Energy Corp............................................        38,888
                                                                               -----------
                                                                                    55,476
                                                                               -----------
              Total Energy..................................................       946,012
                                                                               -----------

              Total Common Stocks (cost $18,132,392)........................    21,923,214
                                                                               -----------
    PAR
   VALUE
   -----
                              SHORT TERM INVESTMENTS (15.88%)
              UNITED STATES TREASURY BILLS

$2,250,000    5.92%, 9/14/95 (b)............................................     2,245,556

 1,287,860    PORTICO INSTITUTIONAL MONEY MARKET FUND.......................     1,287,860

   623,083    PORTICO U.S. GOVERNMENT MONEY MARKET FUND.....................       623,083
                                                                               -----------
              Total Short Term Investments (cost $4,156,499)................     4,156,499
                                                                               -----------

              Total Investments (cost $22,288,891) (99.66%).................    26,079,713
              Other Assets less Liabilities (0.34%).........................        88,131
                                                                               -----------
                  Net Assets (100.%)                                           $26,167,844
                                                                               ===========

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                 AUGUST 31, 1995

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $22,288,891. At August 31, 1995, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Unrealized appreciation.........................   $ 5,073,278
                  Unrealized depreciation.........................    (1,282,456)
                                                                     -----------
                       Net unrealized appreciation................   $ 3,790,822
                                                                     ===========

(b) At August 31, 1995, certain United States Treasury Bills with a market value of $81,334 were pledged long to cover margin requirements for futures contracts.

(c)       Future contracts at August 31, 1995

          (contracts-$500 times premium/delivery month/commitment)           Unrealized
                         S&P MidCap Index:                           Appreciation (Depreciation)
                         29/September 95/Buy                                $   267,110
                         10/December 95/Buy                                      19,175
                                                                            -----------
                                                                            $   286,285
                                                                            ===========


                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

                                                                        CALIFORNIA                      CALIFORNIA
                                                                         TAX-FREE       CALIFORNIA        INSURED
                                                                       MONEY MARKET      TAX-FREE        TAX-FREE
                                                                           FUND        INCOME FUND      INCOME FUND
                                                                       ------------    ------------     -----------
ASSETS
     Investments at market value (identified cost
     $81,697,012, $191,260,861 and $22,453,535
           respectively) (Note 1) .................................    $81,697,012     $197,401,419     $23,029,250
     Cash .........................................................         42,927           61,395          38,600
     Interest receivable ..........................................        496,033        2,914,081         401,976
     Receivable for fund shares sold ..............................         70,492          191,725         100,000
                                                                       -----------     ------------     -----------
         Total assets .............................................     82,306,464      200,568,620      23,569,826
                                                                       -----------     ------------     -----------
LIABILITIES
     Payable for investments purchased ............................      1,507,170        4,118,787              --
     Payable for fund shares repurchased ..........................        348,916           50,980           4,008
     Payable to investment advisor ................................         14,475           77,707           6,499
     Accrued expenses .............................................         14,124           60,959          10,095
     Distributions payable ........................................         10,202          214,618          33,805
                                                                       -----------     ------------     -----------
     Total liabilities ............................................      1,894,887        4,523,051          54,407
                                                                       -----------     ------------     -----------
Net Assets:
        (Applicable to 80,473,681, 16,045,889 and
            2,241,772 shares of beneficial interest with no
            par value, unlimited number of shares
            authorized) ...........................................    $80,411,577     $196,045,569     $23,515,419
                                                                       ===========     ============     ===========
Pricing of Shares:
        Net asset value, offering and
          redemption price per share
          $80,411,577/80,473,681 shares ...........................    $      1.00
                                                                       ===========
          $196,045,569/16,045,889 shares ..........................                    $      12.22
                                                                                       ============
          $23,515,419/2,241,772 shares ............................                                     $     10.49
                                                                                                        ===========

Net assets at August 31, 1995 consisted of:
        Paid-in capital ...........................................    $80,473,681     $191,156,056     $23,220,804
        Undistributed net investment income .......................             --           18,129           4,916
        Accumulated net realized losses ...........................        (62,104)      (1,269,174)       (286,016)
        Unrealized appreciation of
          investments .............................................             --        6,140,558         575,715
                                                                       -----------     ------------     -----------
                                                                       $80,411,577     $196,045,569     $23,515,419
                                                                       ===========     ============     ===========

                See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

                                                                  U.S.            THE UNITED
                                                               GOVERNMENT           STATES           S&P 500          S&P MIDCAP
                                                               SECURITIES          TREASURY           INDEX             INDEX
                                                                  FUND              TRUST             FUND               FUND
                                                               -----------       -----------       -----------        -----------
ASSETS
   Investments at market value (identified cost
      $28,517,604, $30,086,964, $18,731,955 and
      $22,288,891, respectively) (Note 1) ...............      $29,593,984       $30,086,964       $21,708,804        $26,079,713
   Cash .................................................           78,768            85,850               883                835
   Interest receivable ..................................          287,512               ---             3,520              7,680
   Dividends receivable .................................              ---               ---            51,747             34,648
   Receivable for fund shares sold ......................              145               ---            57,623             57,568
   Variation margin receivable ..........................              ---               ---            10,735              2,095
                                                               -----------       -----------       -----------        -----------
      Total assets ......................................       29,960,409        30,172,814        21,833,312         26,182,539
                                                               -----------       -----------       -----------        -----------
LIABILITIES
   Payable for fund shares repurchased ..................              523           356,110            20,000                ---
   Payable to investment advisor.........................           11,035               321             1,875              1,833
   Accrued expenses .....................................            7,189            17,421            11,247             12,862
   Distributions payable ................................           57,763             1,856               ---                ---
                                                               -----------       -----------       -----------        -----------
   Total liabilities ....................................           76,510           375,708            33,122             14,695
                                                               -----------       -----------       -----------        -----------
Net Assets:
   (Applicable to 2,804,359, 29,791,048,
      1,637,302 and 1,894,101 shares of
      beneficial interest with no par value,
      unlimited number of shares authorized) ............      $29,883,899       $29,797,106       $21,800,190        $26,167,844
                                                               ===========       ===========       ===========        ===========
Pricing of Shares:
   Net asset value, offering and
      redemption price per share
      $29,883,899 / 2,804,359 shares ....................           $10.66
                                                                    ======
      $29,797,106 / 29,791,048 shares ...................                              $1.00
                                                                                       =====
      $21,800,190 / 1,637,302 shares ....................                                               $13.31
                                                                                                        ======
      $26,167,844 / 1,894,101 shares ....................                                                                  $13.82
                                                                                                                           ======

Net assets at August 31, 1995 consisted of:
   Paid-in capital ......................................      $28,863,575       $29,791,048       $17,875,623        $21,329,176
   Undistributed net investment income ..................            5,068               ---           118,868             85,617
   Accumulated net realized gains (losses) ..............          (61,124)            6,058           762,225            675,944
   Unrealized appreciation of investments ...............        1,076,380               ---         2,976,849          3,790,822
   Unrealized appreciation of futures contracts .........              ---               ---            66,625            286,285
                                                               -----------       -----------       -----------        -----------
                                                               $29,883,899       $29,797,106       $21,800,190        $26,167,844
                                                               ===========       ===========       ===========        ===========

                See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995

                                                                   CALIFORNIA                       CALIFORNIA
                                                                    TAX-FREE       CALIFORNIA        INSURED
                                                                  MONEY MARKET      TAX-FREE         TAX-FREE
                                                                      FUND         INCOME FUND      INCOME FUND
                                                                  ------------     -----------      -----------
Investment Income:
       Interest income ........................................    $3,044,985      $11,396,744      $1,077,306
                                                                   ----------      -----------      ----------
Expenses:
       Management fees (Note 2) ...............................       420,624          943,027         108,729
       Transfer agent fees ....................................        35,721           75,169          11,173
       Accounting services ....................................        22,891           75,372          28,121
       Custodian fees .........................................        29,646           38,419           6,060
       Legal & audit fees .....................................        31,339           68,569           4,458
       Trustees fees...........................................         4,040            4,043           4,049
       Insurance ..............................................         1,999            5,224             577
       Printing ...............................................         4,892           14,341           1,493
       Registration & dues ....................................         2,555            5,631             766
                                                                   ----------      -----------      ----------
       Total expenses .........................................       553,707        1,229,795         165,426
       Less reimbursement from advisor (Note 2) ...............      (214,505)             ---         (34,227)
                                                                   ----------      -----------      ----------
       Net expenses ...........................................       339,202        1,229,795         131,199
                                                                   ----------      -----------      ----------
            Net investment income .............................     2,705,783       10,166,949         946,107
                                                                   ----------      -----------      ----------


Realized and Unrealized Gain (Loss) on Investments:
        Net realized loss from security transactions ..........        (7,604)      (1,269,174)       (286,016)
        Increase in unrealized appreciation of investments                ---        4,388,088         980,269
                                                                   ----------      -----------      ----------
        Net realized and unrealized gain (loss) on
             investments ......................................        (7,604)       3,118,914         694,253
                                                                   ----------      -----------      ----------
        Net increase in net assets resulting
             from operations ..................................    $2,698,179      $13,285,863      $1,640,360
                                                                   ==========      ===========      ==========


                See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995

                                                            U.S.           THE UNITED
                                                         GOVERNMENT          STATES           S&P 500        S&P MIDCAP
                                                         SECURITIES         TREASURY           INDEX           INDEX
                                                            FUND             TRUST             FUND             FUND
                                                         ----------       ----------        ----------       ----------
Investment Income:
       Interest income.................................  $2,086,402       $1,583,667        $  237,904       $  167,510
       Dividend income.................................         ---              ---           336,137          389,328
                                                         ----------       ----------        ----------       ----------
           Total investment income.....................   2,086,402        1,583,667           574,041          556,838
                                                         ----------       ----------        ----------       ----------
Expenses:
       Management fees (Note 2) .......................     139,656          144,720            41,579           89,035
       Transfer agent fees ............................      16,913           14,397            22,129           24,956
       Accounting services ............................      23,724           20,511            25,334           22,816
       Custodian fees .................................       7,702            7,230            14,303           12,737
       Legal & audit fees..............................      14,572           14,272             7,784            9,646
       Trustees fees ..................................       3,036            3,030             3,033            3,036
       Printing .......................................       2,277            3,038             3,603            3,613
       Insurance ......................................         733              852             3,451              631
       Registration & dues ............................         969            1,029               472              798
       Standard & Poor's licensing fees ...............         ---              ---             9,394           10,113
                                                         ----------       ----------        ----------       ----------
       Total expenses .................................     209,582          209,079           131,082          177,381
                                                         ----------       ----------        ----------       ----------
       Less reimbursement from advisor
         (Note 2) .....................................     (30,584)         (63,017)          (97,742)         (88,110)
                                                         ----------       ----------        ----------       ----------
       Net expenses ...................................     178,998          146,062            33,340           89,271
                                                         ----------       ----------        ----------       ----------
           Net investment income ......................   1,907,404        1,437,605           540,701          467,567
                                                         ----------       ----------        ----------       ----------
Realized and Unrealized Gain (Loss) on Investments:
       Net realized gain from
          security transactions .......................     185,598           21,175           126,863          636,630
       Net realized gain on futures contracts .........         ---              ---           798,460          256,105
       Increase in unrealized
          appreciation of investments .................     743,511              ---         1,954,219        2,781,170
       Increase (decrease) in unrealized
         appreciation of futures contracts ............         ---              ---           (71,385)         175,145
                                                         ----------       ----------        ----------       ----------
       Net realized and unrealized gain on
            investments ...............................     929,109           21,715         2,808,157        3,849,050
                                                         ----------       ----------        ----------       ----------
       Net increase in net assets resulting
            from operations ...........................  $2,836,513       $1,459,320        $3,348,858       $4,316,617
                                                         ==========       ==========        ==========       ==========


                See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                      CALIFORNIA TAX-FREE                CALIFORNIA TAX-FREE
                                                       MONEY MARKET FUND                     INCOME FUND
                                               -------------------------------     -------------------------------
                                                 YEAR ENDED         YEAR ENDED     YEAR ENDED          YEAR ENDED
                                                 AUGUST 31,         AUGUST 31,      AUGUST 31,          AUGUST 31,
                                                    1995              1994            1995                1994
                                             ---------------     -------------     -------------     -------------
OPERATIONS:
    Net investment income .................  $     2,705,783     $   1,694,941     $  10,166,949     $  12,845,484
    Net realized gain (loss)
       on investments .....................           (7,604)            2,536        (1,269,174)        4,605,390
    Increase (decrease) in unrealized
       appreciation of investments ........               --                --         4,388,088       (23,711,769)
                                             ---------------     -------------     -------------     -------------
    Net increase (decrease) in net
       assets resulting from operations ...        2,698,179         1,697,477        13,285,863        (6,260,895)
    Undistributed investment income
       included in price of shares sold
       and repurchased ....................               --                --          (113,983)          (60,494)
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment
       income .............................       (2,705,783)       (1,694,941)      (10,989,636)      (13,184,834)
    Distributions from realized capital
       gains on investments ...............               --                --        (3,411,745)       (5,924,589)
CAPITAL SHARE TRANSACTIONS:
    Increase (decrease) in net assets
       resulting from capital share
       transactions .......................       (5,515,970)       27,178,373       (27,812,252)      (23,806,409)
                                             ---------------     -------------     -------------     -------------
    Total increase (decrease) .............       (5,523,574)       27,180,909       (29,041,753)      (49,237,221)
NET ASSETS
    Beginning of year .....................       85,935,151        58,754,242       225,087,322       274,324,543
                                             ---------------     -------------     -------------     -------------
    End of year* ..........................  $    80,411,577     $  85,935,151     $ 196,045,569     $ 225,087,322
                                             ===============     =============     =============     =============

----------------
    *   Including undistributed net
         investment income of:               $            --     $          --     $      18,129     $     954,799
                                             ===============     =============     =============     =============


                 See accompanying notes to financial statements

                                                        CALIFORNIA
                                                     INSURED TAX-FREE                  U.S. GOVERNMENT
                                                        INCOME FUND                    SECURITIES FUND
                                               -----------------------------     -----------------------------
                                                YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                 AUGUST 31,       AUGUST 31,       AUGUST 31,        AUGUST 31,
                                                   1995             1994             1995              1994
                                               ------------     ------------     ------------     ------------
OPERATIONS:
    Net investment income .................    $    946,107     $    724,138     $  1,907,404     $  2,062,869
    Net realized gain (loss)
       on investments .....................        (286,016)           2,172          185,598         (244,505)
    Increase (decrease) in unrealized
       appreciation of investments ........         980,269         (774,677)         743,511       (4,153,135)
                                               ------------     ------------     ------------     ------------
    Net increase (decrease) in net
       assets resulting from operations ...       1,640,360          (48,367)       2,836,513       (2,334,771)
    Undistributed investment income
       included in price of shares sold
       and repurchased ....................            (191)          16,502           (9,780)          (5,625)
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment
       income .............................      (1,017,602)        (708,672)      (2,066,368)      (2,071,023)
    Distributions from realized capital
       gains on investments ...............          (2,172)            --               --           (167,454)
CAPITAL SHARE TRANSACTIONS:
    Increase (decrease) in net assets
       resulting from capital share
       transactions .......................       1,094,869       11,395,767       (1,104,006)        (981,075)
                                               ------------     ------------     ------------     ------------
    Total increase (decrease) .............       1,715,264       10,655,230         (343,641)      (5,559,948)
NET ASSETS
    Beginning of year .....................      21,800,155       11,144,925       30,227,540       35,787,488
                                               ------------     ------------     ------------     ------------
    End of year* ..........................    $ 23,515,419     $ 21,800,155     $ 29,883,899     $ 30,227,540
                                               ============     ============     ============     ============
    *   Including undistributed net
        investment income of:                  $      4,916     $     76,602     $      5,068     $    173,812
                                               ============     ============     ============     ============


                 See accompanying notes to financial statements

                                                       THE UNITED STATES
                                                         TREASURY TRUST
                                                 -----------------------------
                                                 YEAR ENDED        YEAR ENDED
                                                  AUGUST 31,        AUGUST 31,
                                                     1995              1994
                                                 ------------     ------------
OPERATIONS:
     Net investment income ..................    $  1,437,605     $    633,839
     Net realized gain on investments .......          21,715            3,387
     Increase in unrealized
        appreciation of investments .........             --               --
                                                 ------------     ------------
     Net increase in net
        assets resulting from operations ....       1,459,320          637,226
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment
        income ..............................      (1,437,605)        (633,839)
     Distributions from realized capital
        gains on investments ................         (18,771)         (39,968)
CAPITAL SHARE TRANSACTIONS:
     Increase (decrease) in net assets
        resulting from capital share
        transactions ........................      10,526,034       (9,143,997)
                                                 ------------     ------------
     Total increase (decrease) ..............      10,528,978       (9,180,578)
NET ASSETS
     Beginning of year ......................      19,268,128       28,448,706
                                                 ------------     ------------
     End of year* ...........................    $ 29,797,106     $ 19,268,128
                                                 ============     ============

    *   Including undistributed net
        investment income of:                    $      --        $      --
                                                 ============     ============


                 See accompanying notes to financial statements

                                                                 S&P 500                          S&P MIDCAP
                                                                INDEX FUND                        INDEX FUND
                                                       -----------------------------     -----------------------------
                                                        YEAR ENDED      YEAR ENDED        YEAR  ENDED     YEAR ENDED
                                                        AUGUST 31,       AUGUST 31,        AUGUST 31,      AUGUST 31,
                                                           1995             1994             1995             1994
                                                       ------------     ------------     ------------     ------------
OPERATIONS:
     Net investment income ........................    $    540,701     $    362,546     $    467,567     $    362,921
     Net realized gain on investments .............         126,863           22,763          636,630          512,967
     Net realized gain (loss) on
        futures contracts .........................         798,460          (26,735)         256,105         (198,945)
     Increase (decrease) in unrealized
        appreciation of investments ...............       1,954,219          247,264        2,781,170         (380,243)
     Increase (decrease) in unrealized appreciation
        of futures contracts ......................         (71,385)          84,206          175,145           38,300
                                                       ------------     ------------     ------------     ------------
     Net increase in net assets resulting
        from operations ...........................       3,348,858          690,044        4,316,617          732,890
     Undistributed investment income
        included in price of shares sold
        and repurchased ...........................          14,497            9,923           (2,423)          11,458
DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment
        income ....................................        (506,583)        (350,276)        (452,252)        (353,365)
     Distributions from realized capital
        gains on investments ......................         (46,686)        (149,470)        (797,770)        (363,335)
CAPITAL SHARE TRANSACTIONS:
     Increase in net assets
        resulting from capital share
         transactions .............................       4,160,352        3,277,946        1,314,239        5,519,280
                                                       ------------     ------------     ------------     ------------
     Total increase ...............................       6,970,438        3,478,167        4,378,411        5,546,928
NET ASSETS
     Beginning of year ............................      14,829,752       11,351,585       21,789,433       16,242,505
                                                       ------------     ------------     ------------     ------------
     End of year* .................................    $ 21,800,190     $ 14,829,752     $ 26,167,844     $ 21,789,433
                                                       ============     ============     ============     ============


     *   Including undistributed net
         investment income of:                         $    118,868     $     70,253     $     85,617     $     72,725
                                                       ============     ============     ============     ============


                 See accompanying notes to financial statements

                                                   CALIFORNIA TAX-FREE INCOME FUND
                                      -------------------------------------------------------------
                                             YEAR ENDED                        YEAR ENDED
                                           AUGUST 31, 1995                   AUGUST 31, 1994
                                      ---------------------------       ---------------------------
                                        SHARES           VALUE            SHARES          VALUE
                                      ----------     ------------       ----------     ------------
Shares sold ....................       2,982,528     $ 35,212,115        4,524,808     $ 57,988,440
Shares issued in reinvestment of
    dividends ..................         944,581       11,028,287        1,144,725       14,605,119
                                      ----------     ------------       ----------     ------------
                                       3,927,109       46,240,402        5,669,533       72,593,559
Shares repurchased .............      (6,382,493)     (74,052,654)      (7,648,632)     (96,399,968)
                                      ----------     ------------       ----------     ------------
    Net decrease ...............      (2,455,384)    $(27,812,252)      (1,979,099)    $(23,806,409)
                                      ==========     ============       ==========     ============

                                                  CALIFORNIA INSURED TAX-FREE INCOME FUND
                                       ------------------------------------------------------------
                                               YEAR ENDED                      YEAR ENDED
                                             AUGUST 31, 1995                 AUGUST 31, 1994
                                       --------------------------        --------------------------
                                         SHARES          VALUE             SHARES          VALUE
                                       ---------     ------------        ---------     ------------
Shares sold ....................         978,758     $  9,740,809        1,872,504     $ 19,556,246
Shares issued in reinvestment of
   dividends ...................          67,965          686,965           54,119          560,985
                                       ---------     ------------        ---------     ------------
                                       1,046,723       10,427,774        1,926,623       20,117,231
Shares repurchased .............        (936,177)      (9,332,905)        (841,688)      (8,721,464)
                                       ---------     ------------        ---------     ------------
   Net increase ................         110,546     $  1,094,869        1,084,935     $ 11,395,767
                                       =========     ============        =========     ============

                                                         CALIFORNIA TAX-FREE                 THE UNITED STATES
                                                          MONEY MARKET FUND                   TREASURY  TRUST
                                                    ----------------------------       -----------------------------
                                                     YEAR ENDED      YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                     AUGUST 31,      AUGUST 31,         AUGUST 31,       AUGUST 31,
                                                        1995            1994               1995             1994
                                                    ------------    ------------       ------------     ------------
                                                    SHARES/VALUE    SHARES/VALUE       SHARES/VALUE     SHARES/VALUE
                                                    ------------    ------------       ------------     ------------
Shares sold ..................................       146,409,663     191,319,102        52,708,869       12,704,345
Shares issued in reinvestment of
   dividends .................................         2,530,269       1,587,532         1,427,559          660,056
                                                    ------------    ------------       -----------      -----------
                                                     148,939,932     192,906,634        54,136,428       13,364,401
Shares repurchased ...........................      (154,455,902)   (165,728,261)      (43,610,394)     (22,508,398)
                                                    ------------    ------------       -----------      -----------
   Net increase (decrease) ...................        (5,515,970)     27,178,373        10,526,034       (9,143,997)
                                                    ============    ============       ===========      ===========


                 See accompanying notes to financial statements

                                                                       U.S. GOVERNMENT SECURITIES FUND
                                                           -------------------------------------------------------
                                                                   YEAR ENDED                   YEAR ENDED
                                                                AUGUST 31, 1995               AUGUST 31, 1994
                                                           -------------------------    --------------------------
                                                            SHARES          VALUE         SHARES         VALUE
                                                           --------     ------------    ----------    ------------
Shares sold   . . . . . . . . . . . . . . . . . . .         719,796     $  7,461,139       899,083    $ 10,056,397
Shares issued in reinvestment of
  dividends   . . . . . . . . . . . . . . . . . . .         142,827        1,454,004       144,556       1,591,144
                                                           --------     ------------    ----------    ------------
                                                            862,623        8,915,143     1,043,639      11,647,541
Shares repurchased  . . . . . . . . . . . . . . . .        (991,818)     (10,019,149)   (1,153,670)    (12,628,616)
                                                           --------     ------------    ----------    ------------
  Net decrease  . . . . . . . . . . . . . . . . . .        (129,195)    $ (1,104,006)     (110,031)   $   (981,075)
                                                           ========     ============    ==========    ============

                                                                            S&P 500 INDEX FUND
                                                           -------------------------------------------------------
                                                                   YEAR ENDED                   YEAR ENDED
                                                                AUGUST 31, 1995               AUGUST 31, 1994
                                                           -------------------------    --------------------------
                                                            SHARES          VALUE         SHARES         VALUE
                                                           --------     ------------    ----------    ------------
Shares sold   . . . . . . . . . . . . . . . . . . .         412,534      $ 5,077,535      440,192      $ 4,886,401
Shares issued in reinvestment of
  dividends   . . . . . . . . . . . . . . . . . . .          43,886          509,025       42,529          466,212
                                                           --------      -----------     --------      -----------
                                                            456,420        5,586,560      482,721        5,352,613
Shares repurchased  . . . . . . . . . . . . . . . .        (122,148)      (1,426,208)    (188,427)      (2,074,667)
                                                           --------      -----------     --------      -----------
  Net increase  . . . . . . . . . . . . . . . . . .         334,272      $ 4,160,352      294,294      $ 3,277,946
                                                           ========      ===========     ========      ===========

                                                                           S&P MIDCAP INDEX FUND
                                                           -------------------------------------------------------
                                                                   YEAR ENDED                   YEAR ENDED
                                                                AUGUST 31, 1995               AUGUST 31, 1994
                                                           -------------------------    --------------------------
                                                            SHARES          VALUE         SHARES         VALUE
                                                           --------     ------------    ----------    ------------
Shares sold   . . . . . . . . . . . . . . . . . . .         292,712      $ 3,562,660      562,880      $ 6,795,446
Shares issued in reinvestment of
  dividends   . . . . . . . . . . . . . . . . . . .         107,087        1,207,423       57,370          684,150
                                                           --------      -----------     --------      -----------
                                                            399,799        4,770,083      620,250        7,479,596
Shares repurchased  . . . . . . . . . . . . . . . .        (290,400)      (3,455,844)    (163,816)      (1,960,316)
                                                           --------      -----------     --------      -----------
  Net increase  . . . . . . . . . . . . . . . . . .         109,399      $ 1,314,239      456,434      $ 5,519,280
                                                           ========      ===========     ========      ===========


                See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                          ----------------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                          AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                             1995            1994           1993          1992           1991
                                                          ----------      ----------     ----------    ----------     ----------
Net asset value, beginning of year  . . . . . . . .        $  1.000        $  1.000       $  1.000      $  1.000       $  1.000
                                                           --------        --------       --------      --------       --------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income . . . . . . . . . . . . . .           0.032           0.022          0.022         0.031          0.046
  LESS DISTRIBUTIONS
  Dividends from net investment
    income. . . . . . . . . . . . . . . . . . . . .          (0.032)         (0.022)        (0.022)       (0.031)        (0.046)
                                                           --------        --------       --------      --------       --------
Net asset value, end of year  . . . . . . . . . . .        $  1.000        $  1.000       $  1.000      $  1.000       $  1.000
                                                           ========        ========       ========      ========       ========
Total Return  . . . . . . . . . . . . . . . . . . .           3.27%           2.18%          2.27%         3.18%          4.62%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)  . . . . . . .        $ 80,412        $ 85,935       $ 58,754      $ 92,913       $ 75,316
  Ratio of expenses to average net
    assets:
      Before expense reimbursements . . . . . . . .           0.66%           0.68%          0.39%         0.15%          0.32%
      After expense reimbursements. . . . . . . . .           0.40%           0.35%          0.24%         0.15%          0.21%
  Ratio of net investment income to
    average net assets:
      Before expense reimbursements . . . . . . . .           2.97%           1.83%          2.10%         3.05%          4.44%
      After expense reimbursements. . . . . . . . .           3.23%           2.16%          2.25%         3.05%          4.55%


               See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               CALIFORNIA TAX-FREE INCOME FUND
                                                          ----------------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                          AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                             1995            1994           1993          1992           1991
                                                          ----------      ----------     ----------    ----------     ----------
Net asset value, beginning of year  . . . . . . . .        $  12.17        $  13.39       $  12.42      $  11.85       $  11.30
                                                           --------        --------       --------      --------       --------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income . . . . . . . . . . . . . .            0.61            0.65           0.69          0.73           0.75
  Net gain (loss) on securities (both
    realized and unrealized). . . . . . . . . . . .            0.30           (0.92)          1.04          0.57           0.55
                                                           --------        --------       --------      --------       --------
      Total from investment operations. . . . . . .            0.91           (0.27)          1.73          1.30           1.30
                                                           --------        --------       --------      --------       --------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income. . . . . . . . . . . . . . . . . . . . .           (0.66)          (0.66)         (0.68)        (0.73)         (0.75)
  Distributions from capital gains  . . . . . . . .           (0.20)          (0.29)         (0.08)           --             --
                                                           --------        --------       --------      --------       --------
      Total distributions . . . . . . . . . . . . .           (0.86)          (0.95)         (0.76)        (0.73)         (0.75)
                                                           --------        --------       --------      --------       --------
Net asset value, end of year  . . . . . . . . . . .        $  12.22        $  12.17       $  13.39      $  12.42       $  11.85
                                                           ========        ========       ========      ========       ========

Total Return  . . . . . . . . . . . . . . . . . . .           7.53%          -2.15%         14.55%        11.29%         11.87%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)  . . . . . . .        $196,046        $225,087       $274,325      $217,321       $136,594
  Ratio of expenses to average net
    assets:
      Before expense reimbursements . . . . . . . .           0.62%           0.60%          0.60%         0.60%          0.67%
      After expense reimbursements. . . . . . . . .           0.62%           0.60%          0.60%         0.60%          0.60%
  Ratio of net investment income to
    average net assets:
      Before expense reimbursements . . . . . . . .           5.13%           5.09%          5.41%         5.98%          6.36%
      After expense reimbursements. . . . . . . . .           5.13%           5.09%          5.41%         5.98%          6.43%
  Portfolio Turnover  . . . . . . . . . . . . . . .          32.21%          31.27%         25.42%        45.43%         44.12%


               See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               U.S GOVERNMENT SECURITIES FUND
                                                          ----------------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                          AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                             1995            1994           1993          1992           1991
                                                          ----------      ----------     ----------    ----------     ----------
Net asset value, beginning of year  . . . . . . . .        $  10.30        $  11.76       $  10.52      $   9.80       $   9.41
                                                           --------        --------       --------      --------       --------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income . . . . . . . . . . . . . .            0.70            0.67           0.71          0.72           0.83
  Net gain (loss) on securities (both
    realized and unrealized). . . . . . . . . . . .            0.41           (1.40)          1.29          0.73           0.39
                                                           --------        --------       --------      --------       --------
      Total from investment operations. . . . . . .            1.11           (0.73)          2.00          1.45           1.22
                                                           --------        --------       --------      --------       --------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income. . . . . . . . . . . . . . . . . . . . .           (0.75)          (0.67)         (0.71)        (0.73)         (0.83)
  Distributions from capital gains  . . . . . . . .              --           (0.06)         (0.05)           --             --
                                                           --------        --------       --------      --------       --------
      Total distributions . . . . . . . . . . . . .           (0.75)          (0.73)         (0.76)        (0.73)         (0.83)
                                                           --------        --------       --------      --------       --------
Net asset value, end of year  . . . . . . . . . . .        $  10.66        $  10.30       $  11.76      $  10.52       $   9.80
                                                           ========        ========       ========      ========       ========

Total Return  . . . . . . . . . . . . . . . . . . .          10.80%          -6.44%         20.09%        15.46%         13.55%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)  . . . . . . .        $ 29,884        $ 30,228       $ 35,787      $ 79,858       $ 21,188
  Ratio of expenses to average net
    assets:
      Before expense reimbursements . . . . . . . .           0.75%           0.73%          0.75%         0.63%          0.85%
      After expense reimbursements. . . . . . . . .           0.64%           0.62%          0.52%         0.38%          0.60%
  Ratio of net investment income to
    average net assets:
      Before expense reimbursements . . . . . . . .           6.72%           5.99%          6.32%         6.87%          8.48%
      After expense reimbursements. . . . . . . . .           6.83%           6.10%          6.55%         7.12%          8.73%
  Portfolio Turnover  . . . . . . . . . . . . . . .         169.83%         129.06%         52.30%       122.14%         53.00%


               See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                           THE UNITED STATES TREASURY TRUST
                                                      --------------------------------------------------------------------
                                                      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                      AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                         1995          1994           1993          1992           1991
                                                      ----------    ----------     ----------    ----------     ----------
Net asset value, beginning of year  . . . . . . . .    $ 1.000       $ 1.000        $ 1.000       $ 1.000        $ 1.000
                                                       -------       -------        -------       -------        -------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income . . . . . . . . . . . . . .      0.050         0.031          0.028         0.041          0.064
  LESS DISTRIBUTIONS
  Dividends from net investment
    income  . . . . . . . . . . . . . . . . . . . .     (0.050)       (0.031)        (0.028)       (0.041)        (0.064)
                                                       -------       -------        -------       -------        -------
Net asset value, end of year  . . . . . . . . . . .    $ 1.000       $ 1.000        $ 1.000       $ 1.000        $ 1.000
                                                       =======       =======        =======       =======        =======

Total Return  . . . . . . . . . . . . . . . . . . .       5.10%         3.11%          2.86%         4.18%          6.59%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)  . . . . . . .    $29,797       $19,268        $28,449       $16,799        $23,460
  Ratio of expenses to average net
    assets:
      Before expense reimbursements . . . . . . . .       0.72%         0.75%          0.65%         0.73%          0.73%
      After expense reimbursements  . . . . . . . .       0.50%         0.52%          0.32%         0.25%          0.26%
  Ratio of net investment income to
    average net assets:
      Before expense reimbursements . . . . . . . .       4.75%         2.62%          2.43%         3.66%          5.88%
      After expense reimbursements  . . . . . . . .       4.97%         2.85%          2.76%         4.14%          6.35%


               See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    S&P 500 INDEX FUND
                                                -------------------------------------------------------
                                                                                              APRIL 20,
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED     1992* TO
                                                AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                   1995            1994           1993          1992
                                                ----------      ----------     ----------    ----------
Net asset value, beginning of year  . . . . .    $ 11.38         $ 11.25        $ 10.09        $10.00
                                                 -------         -------        -------        ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income . . . . . . . . . . .       0.39            0.30           0.30          0.10
  Net gain on securities (both
    realized and unrealized)  . . . . . . . .       1.94            0.26           1.16          0.03
                                                 -------         -------        -------        ------
      Total from investment operations  . . .       2.33            0.56           1.46          0.13
                                                 -------         -------        -------        ------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income  . . . . . . . . . . . . . . . . .      (0.37)          (0.30)         (0.30)        (0.04)
  Distributions from capital gains  . . . . .      (0.03)          (0.13)           --            --
                                                 -------         -------        -------        ------
      Total distributions . . . . . . . . . .      (0.40)          (0.43)         (0.30)        (0.04)
                                                 -------         -------        -------        ------
Net asset value, end of year  . . . . . . . .    $ 13.31         $ 11.38        $ 11.25        $10.09
                                                 =======         =======        =======        ======

Total Return  . . . . . . . . . . . . . . . .      21.06%           5.17%         14.77%         3.66%**

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)  . . . .    $21,800         $14,830        $11,352        $4,380
  Ratio of expenses to average net
    assets:
      Before expense reimbursements . . . . .       1.04%           1.01%          1.41%         2.71%**
      After expense reimbursements  . . . . .       0.20%           0.20%          0.09%         0.00%**
  Ratio of net investment income to
    average net assets:
      Before expense reimbursements . . . . .       2.40%           1.95%          1.54%         0.94%**
      After expense reimbursements  . . . . .       3.24%           2.76%          2.86%         3.65%**
  Portfolio Turnover  . . . . . . . . . . . .       3.68%           1.22%          8.46%           --

----------------
  *  Commencement of operations
 **  Annualized

               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  CALIFORNIA INSURED
                                                                                 TAX-FREE INCOME FUND
                                                                         -----------------------------------
                                                                                                 OCTOBER 20,
                                                                         YEAR ENDED  YEAR ENDED   1992* TO
                                                                         AUGUST 31,  AUGUST 31,  AUGUST 31,
                                                                            1995       1994        1993
                                                                         ----------  ---------   -----------
Net asset value, beginning of year .............................         $  10.23    $  10.65    $   10.00
                                                                         --------    --------    ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .......................................             0.44        0.44         0.40
   Net gain (loss) on securities (both
      realized and unrealized) .................................             0.30       (0.42)        0.61
                                                                         --------    --------    ---------
         Total from investment operations ......................             0.74        0.02         1.01
                                                                         --------    --------    ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...................................................            (0.48)      (0.44)       (0.36)
                                                                         --------    --------    ---------
       Net asset value, end of year ............................         $  10.49    $  10.23    $   10.65
                                                                         ========    ========    =========
Total Return ...................................................             7.05%       0.23%       11.91%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..........................         $ 23,515    $ 21,800    $  11,145
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ........................             0.76%       0.88%        2.00%**
          After expense reimbursements .........................             0.60%       0.46%        0.16%**
   Ratio of net investment income to average net assets:
          Before expense reimbursements ........................             4.19%       3.77%        2.75%**
          After expense reimbursements .........................             4.35%       4.19%        4.59%**
   Portfolio Turnover ..........................................            43.56%       8.91%         ---

   *   Commencement of operations
  **   Annualized

               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  S&P MIDCAP INDEX FUND
                                                                  -----------------------------------------------------
                                                                                                              APRIL 20,
                                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED      1992* TO
                                                                  AUGUST 31,    AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                                     1995          1994          1993           1992
                                                                  ----------    ----------    ----------     ----------
Net asset value, beginning of year..........................        $ 12.21      $ 12.23       $ 10.12         $10.00
                                                                    -------      -------       -------         ------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................................           0.26         0.22          0.25           0.09
   Net gain on securities (both
      realized and unrealized) .............................           2.04         0.22          2.11           0.07
                                                                    -------      -------       -------         ------
         Total from investment operations ..................           2.30         0.44          2.36           0.16
                                                                    -------      -------       -------         ------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income................................................          (0.25)       (0.22)        (0.25)         (0.04)
   Distributions from capital gains ........................          (0.44)       (0.24)          ---            ---
                                                                    -------      -------       -------         ------
         Total distributions ...............................          (0.69)       (0.46)        (0.25)         (0.04)
                                                                    -------      -------       -------         ------
Net asset value, end of year ...............................        $ 13.82      $ 12.21       $ 12.23         $10.12
                                                                    =======      =======       =======         ======
Total Return................................................          20.24%        3.75%        23.64%          4.48%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ......................        $26,168      $21,789       $16,243         $3,279
   Ratio of expenses to average net assets:
          Before expense reimbursements ....................           0.80%        0.97%         1.36%          3.74%**
          After expense reimbursements .....................           0.40%        0.40%         0.17%          0.00%**
   Ratio of net investment income to average net assets:
          Before expense reimbursements ....................           1.70%        1.30%         0.97%         -0.46%**
          After expense reimbursements .....................           2.10%        1.87%         2.16%          3.28%**
   Portfolio Turnover ......................................          11.71%       15.01%         8.16%          0.87%

----------------
   *   Commencement of operations
  **   Annualized

               See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                AUGUST 31, 1995

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Tax-Free Income Fund are three separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500 and S&P MidCap Index Funds listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Tax-Free Income Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund and S&P MidCap Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund had capital loss carryovers available to offset future gains, if any, of approximately $36,000 which expire

                          CALIFORNIA INVESTMENT TRUST

                                AUGUST 31, 1995

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) as follows, $12,000 in 1996 and $8,000 in 1997, $10,000 in 1999, $4,000 in
     2000, and $2,000 in 2003. California Tax-Free Income Fund and California Insured Tax-Free Income Fund had capital loss carryovers of approximately $339,000 and $84,000, respectively which expire in 2003.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, and S&P MidCap Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund and S&P MidCap Index Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Tax-Free Income Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS
     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Tax-Free Income Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of
 .25% and .40%, respectively, of the Funds' average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets.

                          CALIFORNIA INVESTMENT TRUST

                                AUGUST 31, 1995

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY
TRANSACTIONS  (CONTINUED)
The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 1995, is as follows:


            California Tax-Free Money Market Fund  ..........   $214,505
            California Insured Tax-Free Income Fund .........   $ 34,227
            U.S. Government Securities Fund  ................   $ 30,584
            The United States Treasury Trust ................   $ 63,017
            S&P 500 Index Fund ..............................   $ 97,742
            S&P MidCap Index Fund ...........................   $ 88,110

     CCM has retained Bank of America N.T. & S.A. to act as Sub-Advisor to the S&P 500 Index Fund and S&P MidCap Index Fund, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. CCM compensates the Sub-Advisor at an annual rate of 0.10% of the average net assets of the Fund.

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the year ended August 31, 1995 were as follows:

                                                                 Purchases       Sales
                                                                -----------   -----------
            California Tax-Free Income Fund ................    $61,653,906   $88,822,767
            California Insured Tax-Free Income Fund ........    $11,757,372   $ 8,958,496
            U.S. Government Securities Fund ................    $45,378,978   $46,787,867
            S&P 500 Index Fund .............................    $ 6,689,523   $   461,058
            S&P Midcap Index Fund ..........................    $ 2,262,123   $ 2,763,760

        CALIFORNIA INVESTMENT
          TRUST FUND GROUP

        44 Montgomery Street
             Suite 2100
   San Francisco, California 94104
           (415) 398-2727
           (800) 225-8778


        TRUSTEES AND OFFICERS

         Richard F. Shelton,
        President and Trustee

          John Robert Hill,                               CALIFORNIA
      Vice President, Secretary                        INVESTMENT TRUST
             and Trustee                               ----------------
                                                        FUND GROUP (TM)
            Harry Holmes,
               Trustee
                                                         ANNUAL REPORT
       Phillip W. McClanahan,
      Vice President, Treasurer                         AUGUST 31, 1995
             and Trustee

            John B. Sias
               Trustee


         INVESTMENT MANAGER

            CCM PARTNERS
        44 Montgomery Street
             Suite 2100
   San Francisco, California 94104


        This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of CALIFORNIA INVESTMENT TRUST FUND GROUP which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.